UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08520

TIAA Separate Account VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

Teachers Insurance and Annuity Association of America

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

December 31, 2025
TIAA Separate Account VA-1
Stock Index Account

Table of Contents
Important Notices 3
About the Account’s Benchmark 4
Portfolio Managers’ Comments 5
Account Performance 6
Expense Example 8
Report of Independent Registered Public Accounting Firm 9
Portfolio of Investments 10
Statement of Assets and Liabilities 54
Statement of Operations 55
Statements of Changes in Net Assets 56
Financial Highlights 57
Notes to Financial Statements 59
Additional Account Information 66
Management Committee Members and Officers 67

Important Notices

TIAA Separate Account VA-1
Proposals for action at the 2026 meeting of TIAA Separate Account VA-1 contractowners
The next meeting of Separate Account contractowners will be held on July 21, 2026; the meeting will be held virtually, however, the exact time of such meeting has yet to be determined. Contractowners who own Separate Account units as of the meeting’s record date will have the right to vote at the meeting and will receive proxy materials outlining the meeting’s proposals. Unless the Separate Account is notified by April 22, 2026 of other matters that may be properly brought before the 2026 contractowner meeting by or on behalf of contractowners, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

About the Account’s Benchmark

The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Portfolio Managers’ Comments

Stock Index Account
Performance for the twelve months ended December 31, 2025
The Stock Index Account returned 16.23% for the year, compared with the 17.15% return of its benchmark, the Russell 3000®
Index.
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. The U.S. Federal Reserve reduced the federal funds target rate to 3.50%–3.75% in a series of decreases in the latter part of the year. Crude oil prices fluctuated during the year but ended the period lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 17.15% for the period. Large cap equities outperformed small- and mid-sized stocks, while growth shares mostly outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
All benchmark sectors advanced
All eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Communication services (up 32.3%)
produced the strongest increase. Information technology (up 22.9%)—the benchmark’s largest sector— also posted a solid gain. The next-best performers were industrials (up 18.7%) and utilities (up 16.4%). Together, these four sectors accounted for more than 50.0% of the index’s total market capitalization on December 31, 2025. The worst performer was consumer staples
(up 2.9%), as a rotation towards artificial intelligence (AI) driven growth stocks put pressure on the sector.
For the twelve-month period, two of the five largest stocks in the Russell 3000 Index generated impressive gains that exceeded the overall return of the benchmark. Communication services company Alphabet (the parent company of Google)
performed especially well, driven by robust demand for cloud services and significant AI integration. Technology company
NVIDIA was next in line with strong double-digit gains. Microsoft, Apple and Amazon.com posted positive returns, but all trailed the performance of the benchmark.

Stock Index Account

Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period.
Total return Average annual total return
Inception
date 1 year 5 years 10 years
Stock Index Account
11/1/94 16.30% 12.33% 13.45%
Russell 3000® Index – 17.15 13.15 14.29

Stock Index Account
Account statistics Portfolio composition
as of 12/31/2025
Account net assets $
1.37
billion
Total number of holdings 2,610
Portfolio turnover (%) 2%
Total investment advisory
fees paid for the year
(amount in thousands) $3,944
% of total investments
as of 12/31/2025
Information technology 31.7
Financials 13.8
Consumer discretionary 10.4
Health care 10.0
Communication services 10.0
Industrials 9.3
Consumer staples 4.4
Energy 2.9
Materials 2.2
Utilities 2.2
Real estate 2.2
Short-term investments 0.6
Investments purchased with collateral
from securities lending 0.3

Expense Example

All contractowners in the Stock Index Account incur ongoing costs, including management fees and other Account expenses.
The Stock Index Account is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers
Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars)
and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the Stock Index Account do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
What were the Account costs for the last year?
(based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Stock Index Account
$74 0.69%

Report of Independent Registered Public Accounting Firm

To the Management Committee of Teachers Insurance and Annuity Association of America and the Contract Owners of the Stock
Index Account of TIAA Separate Account VA-1
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Stock Index
Account of TIAA Separate Account VA-1 (the "Account") as of December 31, 2025, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Teachers Insurance and Annuity Association of America management. Our responsibility is to express an opinion on the financial statements of the Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2026
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Stock Index
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 2.3%
1,464 (a) Adient plc $ 28
2,617 (a),(b) American Axle & Manufacturing Holdings, Inc 17
4,330 (a) Aptiv plc 329
4,752 BorgWarner, Inc 214
3,106 Dana Inc 74
596 (a) Dorman Products, Inc 73
81,666 Ford Motor Co 1,071
1,039 (a) Fox Factory Holding Corp 18
2,745 Garrett Motion, Inc 48
19,369 General Motors Co 1,575
5,543 Gentex Corp 129
1,006 (a) Gentherm, Inc 37
3,169 (a) Goodyear Tire & Rubber Co 28
1,703 Harley-Davidson, Inc 35
533 LCI Industries 65
846 Lear Corp 97
1,993 (a),(b) Lucid Group, Inc 21
681 Patrick Industries, Inc 74
450 Phinia, Inc 28
7,090 (a) QuantumScape Corp 74
16,962 (a) Rivian Automotive, Inc 334
1,333 (a) Solid Power, Inc 6
843 Standard Motor Products, Inc 31
58,469 (a) Tesla, Inc 26,295
1,229 Thor Industries, Inc 126
759 Visteon Corp 72
282 Winnebago Industries, Inc 11
518 (a) XPEL, Inc 26
TOTAL AUTOMOBILES & COMPONENTS 30,936
BANKS - 4.0%
408 1st Source Corp 25
450 Amalgamated Financial Corp 14
667 Amerant Bancorp, Inc 13
1,431 Ameris Bancorp 106
476 Arrow Financial Corp 15
2,950 Associated Banc-Corp 76
3,083 Atlantic Union Bankshares Corp 109
527 (a) Avidbank Holdings, Inc 14
992 (a) Axos Financial, Inc 85
1,798 Banc of California, Inc 35
585 Bancfirst Corp 62
767 (a) Bancorp, Inc 52
178 Bank First Corp 22
137,187 Bank of America Corp 7,545
643 Bank of Hawaii Corp 44
468 Bank of Marin Bancorp 12
548 Bank of NT Butterfield & Son Ltd 27
2,326 Bank OZK 107
90 Bank7 Corp 4
1,329 (a) BankUnited, Inc 59
132 Banner Corp 8
622 Bar Harbor Bankshares 19
223 BayCom Corp 7
1,555 Berkshire Hills Bancorp, Inc 41
383 (a) Blue Foundry Bancorp 5
3,275 Blue Ridge Bankshares, Inc 14
371 BOK Financial Corp 44
882 (a) Bridgewater Bancshares, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
38 Burke & Herbert Financial Services Corp $ 2
313 Business First Bancshares, Inc 8
241 Byline Bancorp, Inc 7
3,794 Cadence Bank 163
613 (a) Camden National Corp 27
447 Capital City Bank Group, Inc 19
2,335 (a) Capitol Federal Financial, Inc 16
550 (a) Carter Bankshares, Inc 11
1,563 Cathay General Bancorp 76
1,125 Central Pacific Financial Corp 35
693 CF Bankshares, Inc 17
90 Chemung Financial Corp 5
309 ChoiceOne Financial Services, Inc 9
36,961 Citigroup, Inc 4,313
533 Citizens & Northern Corp 11
8,870 Citizens Financial Group, Inc 518
250 (a) City Holding Co 30
377 Civista Bancshares, Inc 8
496 CNB Financial Corp 13
146 (a) Coastal Financial Corp 17
6,093 Columbia Banking System, Inc 170
1,738 (a) Columbia Financial, Inc 27
2,855 Comerica, Inc 248
2,329 Commerce Bancshares, Inc 122
973 Community Bank System, Inc 56
651 Community Trust Bancorp, Inc 37
26 Community West Bancshares 1
282 ConnectOne Bancorp, Inc 7
1,266 Cullen/Frost Bankers, Inc 160
640 (a) Customers Bancorp, Inc 47
2,723 CVB Financial Corp 51
422 (a) Dime Community Bancshares, Inc 13
1,229 Eagle Bancorp Montana, Inc 24
1,035 Eagle Bancorp, Inc 22
2,987 East West Bancorp, Inc 336
3,756 Eastern Bankshares, Inc 69
400 Enterprise Financial Services Corp 22
402 Equity Bancshares, Inc 18
339 Esquire Financial Holdings, Inc 35
218 Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 13
1,908 (a) FB Bancorp, Inc 25
621 FB Financial Corp 35
106 Fidelity D&D Bancorp, Inc 5
14,550 Fifth Third Bancorp 681
527 Financial Institutions, Inc 16
464 First Bancorp 24
3,990 First BanCorp 83
498 (a) First Bancorp, Inc 13
603 First Bank 10
903 First Busey Corp 21
186 First Citizens Bancshares, Inc (Class A) 399
1,652 First Commonwealth Financial Corp 28
680 (a) First Community Bancshares, Inc 23
57 First Community Corp 2
1,773 First Financial Bancorp 44
2,915 First Financial Bankshares, Inc 87
384 (a) First Financial Corp 23
1,098 (a) First Foundation, Inc 7
2,244 First Hawaiian, Inc 57
11,005 First Horizon National Corp 263
1,904 First Interstate BancSystem, Inc 66

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
645 First Merchants Corp $ 24
380 First Mid Bancshares, Inc 15
810 (a) First Western Financial, Inc 22
441 (a) Firstsun Capital Bancorp 17
84 Five Star Bancorp 3
1,083 Flushing Financial Corp 16
8,529 FNB Corp 146
312 Franklin Financial Services Corp 16
4,397 Fulton Financial Corp 85
903 German American Bancorp, Inc 35
2,794 Glacier Bancorp, Inc 123
76 Great Southern Bancorp, Inc 5
451 Greene County Bancorp, Inc 10
2,028 Hancock Whitney Corp 129
824 Hanmi Financial Corp 22
715 HBT Financial, Inc 18
1,355 Heritage Commerce Corp 16
1,150 Heritage Financial Corp 27
994 Hilltop Holdings, Inc 34
57 (a),(b) Hingham Institution For Savings The 16
238 Home Bancorp, Inc 14
2,636 Home Bancshares, Inc 73
698 HomeStreet, Inc 10
667 HomeTrust Bancshares, Inc 29
2,725 Hope Bancorp, Inc 30
1,209 (a) Horizon Bancorp, Inc 21
31,502 Huntington Bancshares, Inc 547
863 Independent Bank Corp 63
863 Independent Bank Corp 28
1,089 International Bancshares Corp 72
1,188 John Marshall Bancorp, Inc 24
56,154 JPMorgan Chase & Co 18,094
1,623 Kearny Financial Corp 12
20,734 Keycorp 428
499 Lakeland Financial Corp 28
833 Live Oak Bancshares, Inc 29
3,128 M&T Bank Corp 630
640 Mercantile Bank Corp 31
424 Metrocity Bankshares, Inc 11
229 Metropolitan Bank Holding Corp 17
196 Mid Penn Bancorp, Inc 6
582 Midland States Bancorp, Inc 12
406 MidWestOne Financial Group, Inc 16
180 MVB Financial Corp 5
819 National Bank Holdings Corp 31
647 National Bankshares, Inc 22
1,273 NB Bancorp, Inc 25
573 NBT Bancorp, Inc 24
6,570 New York Community Bancorp, Inc 83
292 Nicolet Bankshares, Inc 35
363 Northeast Bank 38
954 (a) Northeast Community Bancorp, Inc 22
1,643 Northfield Bancorp, Inc 19
472 Northrim BanCorp, Inc 13
2,195 Northwest Bancshares, Inc 26
68,283 (a) NU Holdings Ltd 1,143
163 Oak Valley Bancorp 5
37 OceanFirst Financial Corp 1
811 OFG Bancorp 33
6,336 Old National Bancorp 141
1,237 Old Second Bancorp, Inc 24
568 Origin Bancorp, Inc 21

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
297 Orrstown Financial Services, Inc $ 11
322 Park National Corp 49
436 Pathward Financial, Inc 31
642 Peapack Gladstone Financial Corp 18
868 Peoples Bancorp, Inc 26
333 Peoples Financial Services Corp 16
1,672 Pinnacle Financial Partners, Inc 160
302 (a) Pioneer Bancorp, Inc 4
54 Plumas Bancorp 2
8,192 PNC Financial Services Group, Inc 1,710
1,124 Popular, Inc 140
267 Preferred Bank 25
454 Primis Financial Corp 6
1,571 Prosperity Bancshares, Inc 109
2,598 Provident Financial Services, Inc 51
356 QCR Holdings, Inc 30
475 RBB Bancorp 10
192 Red River Bancshares, Inc 14
18,602 Regions Financial Corp 504
1,623 Renasant Corp 57
364 Republic Bancorp, Inc (Class A) 25
812 S&T Bancorp, Inc 32
1,542 Seacoast Banking Corp of Florida 48
1,315 (a) ServisFirst Bancshares, Inc 94
370 Sierra Bancorp 12
1,906 Simmons First National Corp (Class A) 36
275 SmartFinancial, Inc 10
1,492 Southern California Bancorp 28
228 (a) Southern First Bancshares, Inc 12
231 Southern Missouri Bancorp, Inc 14
328 Southside Bancshares, Inc 10
2,193 SOUTHSTATE BANK CORP 206
1,065 (b) SR Bancorp, Inc 17
3,571 (c) Sterling Bancorp, Inc   0^
572 Stock Yards Bancorp, Inc 37
3,386 Synovus Financial Corp 169
947 (a) Texas Capital Bancshares, Inc 86
110 TFS Financial Corp 1
681 (a) Third Coast Bancshares, Inc 26
131 Tompkins Trustco, Inc 10
1,259 Towne Bank 42
422 Trico Bancshares 20
657 (a) Triumph Financial, Inc 41
27,432 Truist Financial Corp 1,350
671 TrustCo Bank Corp NY 28
768 Trustmark Corp 30
1,622 UMB Financial Corp 187
2,837 United Bankshares, Inc 109
2,849 United Community Banks, Inc 89
1,012 Univest Financial Corp 33
32,576 US Bancorp 1,738
9,879 Valley National Bancorp 115
761 Washington Federal, Inc 24
581 (a) Washington Trust Bancorp, Inc 17
3,818 Webster Financial Corp 240
65,115 Wells Fargo & Co 6,069
1,127 WesBanco, Inc 37
597 West Bancorporation, Inc 13
225 Westamerica Bancorporation 11
2,509 Western Alliance Bancorp 211
1,443 Wintrust Financial Corp 202
718 WSFS Financial Corp 40

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
3,174 Zions Bancorporation $ 186
TOTAL BANKS 54,672
CAPITAL GOODS - 6.8%
3,738 (a) 3D Systems Corp 7
10,917 3M Co 1,748
2,379 A.O. Smith Corp 159
1,578 (b) Aaon, Inc 120
770 (a) AAR Corp 64
622 Acuity Brands, Inc 224
1,567 Advanced Drainage Systems, Inc 227
1,215 Aebi Schmidt Holding AG. 15
2,574 Aecom Technology Corp 245
784 (a) Aerovironment, Inc 190
1,044 AGCO Corp 109
1,593 Air Lease Corp 102
191 Alamo Group, Inc 32
653 Albany International Corp (Class A) 33
2,848 (a) Allegheny Technologies, Inc 327
1,880 Allegion plc 299
1,075 (a) Alliance Laundry Holdings, Inc 22
307 Allied Motion Technologies, Inc 16
1,525 Allison Transmission Holdings, Inc 149
909 (a) Ameresco, Inc 27
813 (a) American Superconductor Corp 23
184 (a) American Woodmark Corp 10
4,744 Ametek, Inc 974
1,904 (a) Amprius Technologies, Inc 15
7,639 (a) API Group Corp 292
449 Apogee Enterprises, Inc 16
833 Applied Industrial Technologies, Inc 214
11,787 (a) Archer Aviation, Inc 89
813 Arcosa, Inc 86
287 (a) Argan, Inc 90
805 Armstrong World Industries, Inc 154
4,146 (a) Array Technologies, Inc 38
823 Astec Industries, Inc 36
810 (a) Astronics Corp 44
931 Atkore, Inc 59
1,320 Atmus Filtration Technologies, Inc 69
1,586 (a) Axon Enterprise, Inc 901
507 AZZ, Inc 54
4,522 (a) Bloom Energy Corp 393
766 (a) Blue Bird Corp 36
224 (a) BlueLinx Holdings, Inc 14
15,479 (a) Boeing Co 3,361
610 Boise Cascade Co 45
337 (a) Bowman Consulting Group Ltd 11
534 (b) Brookfield Business Corp 19
2,449 (a) Builders FirstSource, Inc 252
1,894 BWX Technologies, Inc 327
394 (a),(b) Byrna Technologies, Inc 7
383 Cadre Holdings, Inc 16
799 Carlisle Cos, Inc 256
984 Carpenter Technology Corp 310
17,144 Carrier Global Corp 906
9,606 Caterpillar, Inc 5,503
756 (a) CECO Environmental Corp 45
1,396 (a) Centuri Holdings, Inc 35
900 (a) Chart Industries, Inc 186
17,876 CNH Industrial NV 165
840 Columbus McKinnon Corp 14
739 Comfort Systems USA, Inc 690

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,015 (a) Construction Partners, Inc $ 110
3,982 (a) Core & Main, Inc 207
968 Crane Co 179
302 CSW Industrials, Inc 89
2,790 Cummins, Inc 1,424
822 Curtiss-Wright Corp 453
1,008 (a) Custom Truck One Source, Inc 6
5,130 Deere & Co 2,388
3,204 (a) DNOW, Inc 42
2,028 Donaldson Co, Inc 180
932 Douglas Dynamics, Inc 30
2,820 Dover Corp 551
290 (a) Ducommun, Inc 28
91 (a) DXP Enterprises, Inc 10
561 (a) Dycom Industries, Inc 190
8,181 Eaton Corp plc 2,606
916 EMCOR Group, Inc 560
11,514 Emerson Electric Co 1,528
1,368 (a) Energy Recovery, Inc 18
1,030 Enerpac Tool Group Corp 39
554 EnerSys 81
2,981 (a) Enovix Corp 22
479 EnPro Industries, Inc 103
4,836 (a),(b) Eos Energy Enterprises, Inc 55
1,154 Esab Corp 129
605 ESCO Technologies, Inc 118
978 (a) Everus Construction Group, Inc 84
22,915 Fastenal Co 920
1,221 Federal Signal Corp 133
3,834 Ferguson Enterprises, Inc 854
2,943 Flowserve Corp 204
786 (a) Fluence Energy, Inc 16
3,620 (a) Fluor Corp 143
6,548 Fortive Corp 362
2,398 Fortune Brands Innovations, Inc 120
842 Franklin Electric Co, Inc 80
586 (a),(b) Freyr Battery, Inc 4
2,062 FTAI Aviation Ltd 406
4,917 (a) Gates Industrial Corp plc 106
519 GATX Corp 88
5,712 GE Vernova, Inc 3,733
1,274 (a) Gencor Industries, Inc 16
1,064 (a) Generac Holdings, Inc 145
5,183 General Dynamics Corp 1,745
21,555 General Electric Co 6,640
584 (a) Gibraltar Industries, Inc 29
461 Global Industrial Co 13
678 Gorman-Rupp Co 32
2,976 Graco, Inc 244
496 (a) Graham Corp 32
945 Granite Construction, Inc 109
359 (a) Great Lakes Dredge & Dock Corp 5
70 Greenbrier Cos, Inc 3
611 Griffon Corp 45
4,335 (a) Hayward Holdings, Inc 67
938 HEICO Corp 304
1,471 (a) HEICO Corp (Class A) 371
922 (a) Helios Technologies, Inc 49
690 Herc Holdings, Inc 102
1,747 Hexcel Corp 129
1,241 Hillenbrand, Inc 39
3,242 (a) Hillman Solutions Corp 28

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,187 Honeywell International, Inc $ 2,573
8,386 Howmet Aerospace, Inc 1,719
1,169 Hubbell, Inc 519
1,076 (a) Hudson Technologies, Inc 7
792 Huntington Ingalls Industries, Inc 269
3,375 (a),(b) Hyliion Holdings Corp 6
404 Hyster-Yale Materials Handling, Inc 12
1,652 IDEX Corp 294
195 (a) IES Holdings, Inc 76
5,892 Illinois Tool Works, Inc 1,451
8,818 Ingersoll Rand, Inc 699
716 Insteel Industries, Inc 23
2,375 (a),(b) Intuitive Machines, Inc 39
1,687 ITT, Inc 293
1,876 (a) Janus International Group, Inc 12
452 (a) JELD-WEN Holding, Inc 1
1,078 John Bean Technologies Corp 162
13,709 Johnson Controls International plc 1,642
242 (a) Kadant, Inc 69
672 Karat Packaging, Inc 15
579 (a) Karman Holdings, Inc 42
1,671 Kennametal, Inc 47
3,283 (a) Kratos Defense & Security Solutions, Inc 249
3,972 L3Harris Technologies, Inc 1,166
542 (a) Lawson Products, Inc 15
728 (a) LB Foster Co (Class A) 20
686 (a) Legence Corp 30
690 Lennox International, Inc 335
1,340 Leonardo DRS, Inc 46
243 (a) Limbach Holdings, Inc 19
1,185 Lincoln Electric Holdings, Inc 284
220 Lindsay Corp 26
836 (a) Loar Holdings, Inc 57
4,276 Lockheed Martin Corp 2,068
1,218 LSI Industries, Inc 22
800 Luxfer Holdings plc 11
1,198 (a) Manitowoc Co, Inc 14
4,610 Masco Corp 293
1,168 (a) Mastec, Inc 254
2,747 (a) Masterbrand, Inc 30
1,366 (a) Matrix Service Co 16
887 (a) Mayville Engineering Co Inc 17
412 McGrath RentCorp 43
1,126 (a) Mercury Computer Systems, Inc 82
4,301 (a),(b) Microvast Holdings, Inc 12
987 (a) Middleby Corp 147
446 Miller Industries, Inc 17
1,042 (a) Modine Manufacturing Co 139
536 Moog, Inc (Class A) 131
1,012 (a) MSC Industrial Direct Co (Class A) 85
2,082 Mueller Industries, Inc 239
4,045 Mueller Water Products, Inc (Class A) 96
368 (a) MYR Group, Inc 80
583 (a),(b) NANO Nuclear Energy, Inc 14
206 National Presto Industries, Inc 22
3,366 (a) Newpark Resources, Inc 40
3,068 (a) NEXTracker, Inc 267
1,006 Nordson Corp 242
2,814 Northrop Grumman Corp 1,605
371 (a) Northwest Pipe Co 23
2,741 (a),(b) NuScale Power Corp 39
3,559 nVent Electric plc 363

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
117 Omega Flex, Inc $ 3
1,551 (a) Orion Marine Group, Inc 15
1,397 Oshkosh Corp 175
7,806 Otis Worldwide Corp 682
1,783 Owens Corning, Inc 200
10,913 PACCAR, Inc 1,195
766 (a) Park Aerospace Corp 16
2,595 Parker-Hannifin Corp 2,281
598 Park-Ohio Holdings Corp 13
3,179 Pentair plc 331
22,888 (a),(b) Plug Power, Inc 45
112 Powell Industries, Inc 36
96 (a) Preformed Line Products Co 20
1,171 Primoris Services Corp 145
784 (a) Proto Labs, Inc 40
905 Quanex Building Products Corp 14
3,026 Quanta Services, Inc 1,277
13,157 (a),(b) QXO, Inc 254
677 (a) RBC Bearings, Inc 304
726 (a) Redwire Corp 6
1,406 Regal-Beloit Corp 197
2,818 (a) Resideo Technologies, Inc 99
1,111 REV Group, Inc 68
8,068 (a) Rocket Lab Corp 563
2,319 Rockwell Automation, Inc 902
27,728 RTX Corp 5,085
198 Rush Enterprises, Inc 11
1,317 Rush Enterprises, Inc (Class A) 71
3,523 Sensata Technologies Holding plc 117
4,388 (a) Shoals Technologies Group, Inc 37
913 (a) Simpson Manufacturing Co, Inc 147
782 (a) SiteOne Landscape Supply, Inc 97
1,001 Snap-On, Inc 345
987 (a) SPX Technologies, Inc 197
3,095 (a) StandardAero, Inc 89
277 Standex International Corp 60
3,377 Stanley Black & Decker, Inc 251
634 (a) Sterling Construction Co, Inc 194
3,737 (a) Sunrun, Inc 69
535 (b) Tecnoglass, Inc 27
406 Tennant Co 30
1,409 Terex Corp 75
3,641 Textron, Inc 317
853 (a) Thermon Group Holdings, Inc 32
1,366 Timken Co 115
1,266 (a) Titan International, Inc 10
491 (a) Titan Machinery, Inc 7
1,924 Toro Co 151
4,616 Trane Technologies plc 1,797
100 (a) Transcat, Inc 6
1,152 TransDigm Group, Inc 1,532
2,168 (a) Trex Co, Inc 76
1,768 Trinity Industries, Inc 47
963 Tutor Perini Corp 65
904 UFP Industries, Inc 82
1,315 United Rentals, Inc 1,064
455 (a) V2X, Inc 25
412 Valmont Industries, Inc 166
7,971 Vertiv Holdings Co 1,291
190 (a) Vicor Corp 21
340 (a) VSE Corp 59
954 W.W. Grainger, Inc 963

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,281 (a) Wabash National Corp $ 11
760 Watsco, Inc 256
536 Watts Water Technologies, Inc (Class A) 148
851 WESCO International, Inc 208
3,489 Westinghouse Air Brake Technologies Corp 745
73 Willis Lease Finance Corp 10
4,244 WillScot Mobile Mini Holdings Corp 80
1,262 Woodward Inc 382
858 Worthington Enterprises, Inc 44
911 (a),(b) Xometry, Inc 54
4,884 Xylem, Inc 665
3,251 Zurn Elkay Water Solutions Corp 151
TOTAL CAPITAL GOODS 93,407
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,382 (a) ABM Industries, Inc 58
3,257 ACCO Brands Corp 12
2,888 (a) ACV Auctions, Inc 23
8,912 Alight, Inc 17
2,989 (a) Amentum Holdings, Inc 87
8,371 Automatic Data Processing, Inc 2,153
191 Barrett Business Services, Inc 7
605 (a),(b) BlackSky Technology, Inc 11
2,731 Booz Allen Hamilton Holding Corp 230
511 (a) BrightView Holdings, Inc 6
834 Brink's Co 97
2,405 Broadridge Financial Solutions, Inc 537
486 (a) CACI International, Inc (Class A) 259
1,375 (a) Casella Waste Systems, Inc (Class A) 135
1,147 (a) CBIZ, Inc 58
3,169 (a) Ceridian HCM Holding, Inc 219
188 (a) Cimpress plc 13
7,018 Cintas Corp 1,320
6,385 (a) Clarivate plc 21
1,167 (a) Clean Harbors, Inc 274
805 Concentrix Corp 33
5,536 (a) Conduent, Inc 11
18,519 (a) Copart, Inc 725
1,499 (a) CoreCivic, Inc 29
51 CRA International, Inc 10
416 CSG Systems International, Inc 32
1,062 Deluxe Corp 24
1,051 (a) Ennis, Inc 19
2,577 Equifax, Inc 559
3,061 (a) ExlService Holdings, Inc 130
1,272 Exponent, Inc 88
1,243 (a) First Advantage Corp 18
381 (a) Forrester Research, Inc 3
419 (a) Franklin Covey Co 7
526 (a) FTI Consulting, Inc 90
3,395 Genpact Ltd 159
3,108 (a) GEO Group, Inc 50
2,590 (a) Harsco Corp 46
2,398 (a) Healthcare Services Group 46
1,885 Herman Miller, Inc 34
1,041 HireQuest, Inc 11
1,535 HNI Corp 65
307 (a) Huron Consulting Group, Inc 53
379 ICF International, Inc 32
661 (a) Innodata, Inc 34
975 Insperity, Inc 38
1,293 Interface, Inc 36
2,447 Jacobs Solutions, Inc 324

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
2,130 KBR, Inc $ 86
1,192 Kelly Services, Inc (Class A) 11
681 Kforce, Inc 21
1,237 Korn/Ferry International 82
2,559 (a) Legalzoom.com, Inc 25
2,572 Leidos Holdings, Inc 464
664 (a) Liquidity Services, Inc 20
1,099 Manpower, Inc 33
1,224 MAXIMUS, Inc 106
640 (a) Montrose Environmental Group, Inc 16
805 MSA Safety, Inc 129
563 NL Industries, Inc 3
1,699 (a) OPENLANE, Inc 51
1,095 (a) Parsons Corp 68
6,819 Paychex, Inc 765
1,142 Paycom Software, Inc 182
927 (a) Paylocity Holding Corp 141
1,878 Pitney Bowes, Inc 20
3,913 (a) Planet Labs PBC 77
3,808 RB Global, Inc 392
4,067 Republic Services, Inc 862
91 (a),(b) Resolute Holdings Management, Inc 19
1,107 Resources Connection, Inc 6
2,545 Robert Half International, Inc 69
5,892 Rollins, Inc 354
925 Science Applications International Corp 93
3,953 SS&C Technologies Holdings, Inc 346
6,045 Tetra Tech, Inc 203
3,578 (a) TIC Solutions, Inc 36
4,262 TransUnion 365
839 (a) TriNet Group, Inc 50
720 (a) TrueBlue, Inc 3
541 (a),(b) TTEC Holdings, Inc 2
345 Unifirst Corp 67
3,454 (a) Upwork, Inc 68
4,755 Veralto Corp 474
3,058 Verisk Analytics, Inc 684
3,457 (a) Verra Mobility Corp 77
3,046 Vestis Corp 20
7,583 Waste Management, Inc 1,666
279 (a) Willdan Group, Inc 29
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,428
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 4
996 (a) Abercrombie & Fitch Co (Class A) 125
1,605 Academy Sports & Outdoors, Inc 80
1,149 (b) Advance Auto Parts, Inc 45
406 A-Mark Precious Metals, Inc 14
198,505 (a) Amazon.com, Inc 45,819
3,778 (a) American Eagle Outfitters, Inc 100
154 (a),(b) America's Car-Mart, Inc 4
1,837 (a),(b) AMMO, Inc 3
1,221 (a) Arhaus, Inc 14
2,460 Arko Corp 11
416 (a) Asbury Automotive Group, Inc 97
456 (a) Autonation, Inc 94
355 (a) Autozone, Inc 1,204
3,894 Bath & Body Works, Inc 78
4,227 Best Buy Co, Inc 283
665 (a) Boot Barn Holdings, Inc 117
524 (a) Buckle, Inc 28
326 (b) Build-A-Bear Workshop, Inc 20

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,373 (a) Burlington Stores, Inc $ 397
1,001 Caleres, Inc 12
895 Camping World Holdings, Inc 9
2,292 (a) Carmax, Inc 89
2,814 (a) Carvana Co 1,188
4,570 (a) Chewy, Inc 151
109 (a) Citi Trends, Inc 5
27,010 (a) Coupang, Inc 637
1,606 Designer Brands, Inc 12
1,287 Dick's Sporting Goods, Inc 255
64 (b) Dillard's, Inc (Class A) 39
9,277 eBay, Inc 808
2,260 (a) Etsy, Inc 125
2,017 (a) EVgo, Inc 6
1,176 (a) Five Below, Inc 221
2,514 (a) Floor & Decor Holdings, Inc 153
8,925 (a) GameStop Corp (Class A) 179
4,912 Gap, Inc 126
365 (a) Genesco, Inc 9
2,705 Genuine Parts Co 333
559 (a) GigaCloud Technology, Inc 22
222 Group 1 Automotive, Inc 87
541 (a),(b) Groupon, Inc 10
715 Haverty Furniture Cos, Inc 17
20,713 Home Depot, Inc 7,127
1,925 Kohl's Corp 39
487 (a),(b) Lands' End, Inc 7
477 Lithia Motors, Inc (Class A) 158
5,489 LKQ Corp 166
11,724 Lowe's Cos, Inc 2,827
5,015 Macy's, Inc 111
530 (a) MarineMax, Inc 13
759 (b) Monro Muffler, Inc 15
338 Murphy USA, Inc 136
2,416 (a) National Vision Holdings, Inc 62
1,339 (a) Ollie's Bargain Outlet Holdings, Inc 147
266 (a) OneWater Marine, Inc 3
17,407 (a) O'Reilly Automotive, Inc 1,588
1,209 (a) Overstock.com, Inc 7
165 Penske Auto Group, Inc 26
1,980 (a) Petco Health & Wellness Co, Inc 6
785 Pool Corp 180
2,295 (a) RealReal, Inc 36
1,063 (a) Revolve Group, Inc 32
380 (a) RH 68
6,281 Ross Stores, Inc 1,131
113 (a) Sally Beauty Holdings, Inc 2
697 (a),(b) Savers Value Village, Inc 6
646 Shoe Carnival, Inc 11
881 Signet Jewelers Ltd 73
760 (a),(b) Sleep Number Corp 6
319 Sonic Automotive, Inc (Class A) 20
1,770 (a) Stitch Fix, Inc 9
1,616 (a) ThredUp, Inc 10
22,704 TJX Cos, Inc 3,488
10,780 Tractor Supply Co 539
935 (a) Ulta Beauty, Inc 566
29 Upbound Group, Inc   0^
1,483 (a) Urban Outfitters, Inc 112
2,450 (a) Valvoline, Inc 71
1,310 (a) Victoria's Secret & Co 71
2,402 (a) Warby Parker, Inc 52

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,916 (a) Wayfair, Inc $ 192
663 Weyco Group, Inc 20
2,589 Williams-Sonoma, Inc 462
64 Winmark Corp 26
686 (a) Zumiez, Inc 18
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 72,669
CONSUMER DURABLES & APPAREL - 0.7%
107 Acushnet Holdings Corp 9
3,260 (a) Amer Sports, Inc 122
1,140 (a) Beazer Homes USA, Inc 23
1,161 (a) BK LC Lux Finco 2 Sarl 47
1,299 Brunswick Corp 96
3,596 (a) Callaway Golf Co 42
2,222 (a) Capri Holdings Ltd 54
547 Carter's, Inc 18
165 (a) Cavco Industries, Inc 97
157 Century Communities, Inc 9
729 Clarus Corp 2
606 Columbia Sportswear Co 33
1,268 (b) Cricut, Inc 6
986 (a) Crocs, Inc 84
2,883 (a) Deckers Outdoor Corp 299
5,265 DR Horton, Inc 758
643 (a),(b) Dream Finders Homes, Inc 11
1,326 (b) Ermenegildo Zegna NV 14
958 Ethan Allen Interiors, Inc 22
3,412 (a) Figs, Inc 39
576 (a),(b) Funko, Inc 2
3,395 (a) Garmin Ltd 689
124 G-III Apparel Group Ltd 4
680 (a) Green Brick Partners, Inc 43
2,888 Hasbro, Inc 237
712 (a) Helen of Troy Ltd 15
148 (a) Hovnanian Enterprises, Inc 14
509 Installed Building Products, Inc 132
232 (a) Johnson Outdoors, Inc 10
1,357 KB Home 77
1,320 Kontoor Brands, Inc 81
412 (a) Latham Group, Inc 3
935 La-Z-Boy, Inc 35
3,082 Leggett & Platt, Inc 34
4,418 Lennar Corp (Class A) 454
205 (b) Lennar Corp (Class B) 19
241 (a) LGI Homes, Inc 10
336 (a),(b) Lovesac Co 5
2,060 (a) Lululemon Athletica, Inc 428
243 (a) M/I Homes, Inc 31
688 (a) Malibu Boats, Inc 19
441 Marine Products Corp 4
673 (a) MasterCraft Boat Holdings, Inc 13
5,874 (a) Mattel, Inc 117
1,136 Meritage Homes Corp 75
1,156 (a) Mohawk Industries, Inc 126
638 Movado Group, Inc 13
6,890 Newell Rubbermaid, Inc 26
24,817 Nike, Inc (Class B) 1,581
61 (a) NVR, Inc 445
4,813 (a) On Holding AG. 224
274 Oxford Industries, Inc 9
8,335 (a) Peloton Interactive, Inc 51
1,013 Polaris Industries, Inc 64
3,834 Pulte Homes, Inc 450

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
821 PVH Corp $ 55
731 Ralph Lauren Corp 258
110 Rocky Brands, Inc 3
1,588 (a) SharkNinja Global SPV Ltd 178
1,083 (a) Skyline Champion Corp 91
1,649 Smith & Wesson Brands, Inc 16
3,687 (a) Sonos, Inc 65
1,625 Steven Madden Ltd 68
311 Sturm Ruger & Co, Inc 10
4,215 Tapestry, Inc 539
1,490 (a) Taylor Morrison Home Corp 88
3,937 Tempur Sealy International, Inc 351
1,721 Toll Brothers, Inc 233
552 (a) TopBuild Corp 230
1,572 (a) Tri Pointe Homes, Inc 49
5,744 (a),(b) Under Armour, Inc (Class A) 29
5,391 (a) Under Armour, Inc (Class C) 26
8,194 VF Corp 148
1,037 (b) Whirlpool Corp 75
1,742 (a) Wolverine World Wide, Inc 32
1,532 (a) YETI Holdings, Inc 68
TOTAL CONSUMER DURABLES & APPAREL 9,937
CONSUMER SERVICES - 2.1%
1,229 (a) Accel Entertainment, Inc 14
6,530 ADT, Inc 53
822 (a) Adtalem Global Education, Inc 85
8,724 (a) Airbnb, Inc 1,184
376 (a) American Public Education, Inc 14
5,175 Aramark 191
39 (a) Biglari Holdings, Inc (B Shares) 13
817 (a) BJ's Restaurants, Inc 32
275 Bloomin' Brands, Inc 2
671 Booking Holdings, Inc 3,593
764 Boyd Gaming Corp 65
1,258 (a) Bright Horizons Family Solutions, Inc 128
959 (a) Brinker International, Inc 138
4,525 (a) Caesars Entertainment, Inc 106
22,162 (a) Carnival Corp 677
318 Carriage Services, Inc 13
2,180 (a) Cava Group, Inc 128
1,085 Cheesecake Factory 55
27,292 (a) Chipotle Mexican Grill, Inc (Class A) 1,010
623 (a),(b) Choice Hotels International, Inc 59
1,421 Churchill Downs, Inc 162
2,931 (a) Coursera, Inc 22
711 (a),(b) Cracker Barrel Old Country Store, Inc 18
2,408 Darden Restaurants, Inc 443
419 (a) Dave & Buster's Entertainment, Inc 7
1,296 (a) Denny's Corp 8
458 (b) Dine Brands Global Inc. 15
695 Domino's Pizza, Inc 290
7,433 (a) DoorDash, Inc 1,683
10,269 (a) DraftKings, Inc 354
1,159 (a) Driven Brands Holdings, Inc 17
787 (a) Duolingo, Inc 138
2,527 (a) Dutch Bros, Inc 155
809 (a) El Pollo Loco Holdings, Inc 8
455 (a) European Wax Center, Inc 2
2,489 Expedia Group, Inc 705
723 (a) First Watch Restaurant Group, Inc 11
3,281 (a) Flutter Entertainment plc 705
1,502 (a) Frontdoor, Inc 87

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
4,788 (a) Genius Sports Ltd $ 53
2,989 (a),(b) Global Business Travel Group I 23
412 Golden Entertainment, Inc 11
63 Graham Holdings Co 69
663 (a) Grand Canyon Education, Inc 110
1,979 H&R Block, Inc 86
1,757 (a) Hilton Grand Vacations, Inc 79
4,723 Hilton Worldwide Holdings, Inc 1,357
969 Hyatt Hotels Corp 155
494 (a) Inspired Entertainment, Inc 5
2,584 International Game Technology plc 40
410 Jack in the Box, Inc 8
930 (a) KinderCare Learning Cos, Inc 4
2,068 Krispy Kreme, Inc 8
155 (a),(b) Kura Sushi USA, Inc 8
6,375 Las Vegas Sands Corp 415
2,764 (a) Laureate Education, Inc 93
2,936 (a) Life Time Group Holdings, Inc 78
1,286 (a) Lincoln Educational Services Corp 31
608 (a) Lindblad Expeditions Holdings, Inc 9
4,634 Marriott International, Inc (Class A) 1,438
901 Marriott Vacations Worldwide Corp 52
271 Matthews International Corp (Class A) 7
14,688 McDonald's Corp 4,489
4,487 (a) MGM Resorts International 164
1,527 (a) Mister Car Wash, Inc 8
128 Monarch Casino & Resort, Inc 12
57 Nathan's Famous, Inc 5
9,905 (a) Norwegian Cruise Line Holdings Ltd 221
1,416 OneSpaWorld Holdings Ltd 29
792 Papa John's International, Inc 30
3,518 (a) Penn National Gaming, Inc 52
1,328 Perdoceo Education Corp 39
433 (a) Phoenix Education Partners, Inc 13
1,700 (a) Planet Fitness, Inc 184
417 (a),(b) Portillo's, Inc 2
330 (b) RCI Hospitality Holdings, Inc 8
925 Red Rock Resorts, Inc 57
6,619 Restaurant Brands International, Inc 452
5,335 Royal Caribbean Cruises Ltd 1,488
1,353 (a) Rush Street Interactive, Inc 26
10,188 (a) Sabre Corp 14
771 (a) SeaWorld Entertainment, Inc 28
1,013 (a),(b) Serve Robotics, Inc 10
2,521 Service Corp International 197
766 (a) Shake Shack, Inc 62
2,208 Six Flags Entertainment Corp 34
23,881 Starbucks Corp 2,011
673 Strategic Education, Inc 54
808 (a) Stride, Inc 52
3,619 Super Group SGHC Ltd 43
2,381 (a),(b) Sweetgreen, Inc 16
829 (a) Target Hospitality Corp 7
1,383 Texas Roadhouse, Inc (Class A) 230
1,191 Travel & Leisure Co 84
1,856 (a) Udemy, Inc 11
941 (a) Universal Technical Institute, Inc 25
783 (b) Vail Resorts, Inc 104
679 (a) Viad Corp 23
3,229 (a) Viking Holdings Ltd 231
652 (b) Wendy's Co 5
607 Wingstop, Inc 145

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
1,659 Wyndham Hotels & Resorts, Inc $ 125
1,733 Wynn Resorts Ltd 208
371 (a) Xponential Fitness, Inc 3
5,638 Yum! Brands, Inc 853
TOTAL CONSUMER SERVICES 28,383
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
6,283 Albertsons Cos, Inc 108
1,108 Andersons, Inc 59
2,857 (a) BJ's Wholesale Club Holdings, Inc 257
809 Casey's General Stores, Inc 447
776 (a) Chefs' Warehouse, Inc 48
9,144 Costco Wholesale Corp 7,885
4,732 Dollar General Corp 628
4,225 (a) Dollar Tree, Inc 520
2,474 (a) Grocery Outlet Holding Corp 25
520 (a) Guardian Pharmacy Services, Inc 16
1,600 (a) HF Foods Group, Inc 3
202 (a) Ingles Markets, Inc (Class A) 14
12,188 Kroger Co 761
3,470 (a) Maplebear, Inc 156
345 Natural Grocers by Vitamin Cottage, Inc 9
3,334 (a) Performance Food Group Co 300
553 Pricesmart, Inc 68
2,141 (a) Sprouts Farmers Market, Inc 171
9,663 Sysco Corp 712
9,477 Target Corp 926
1,296 (a) United Natural Foods, Inc 44
4,630 (a) US Foods Holding Corp 349
292 Village Super Market (Class A) 10
89,739 Walmart, Inc 9,998
313 Weis Markets, Inc 20
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,534
ENERGY - 2.9%
6,664 Antero Midstream Corp 119
6,098 (a) Antero Resources Corp 210
7,983 APA Corp 195
3,123 Archrock, Inc 81
577 Ardmore Shipping Corp 6
1,601 (b) Atlas Energy Solutions, Inc 15
20,436 Baker Hughes Co 931
700 (a) BKV Corp 19
4,580 (b) Borr Drilling Ltd 18
510 (a) Bristow Group, Inc 19
14,882 Cabot Oil & Gas Corp 392
1,403 Cactus, Inc 64
1,532 California Resources Corp 68
1,491 (a),(b) Calumet, Inc 30
274 (a),(b) Centrus Energy Corp 67
4,418 Cheniere Energy, Inc 859
4,801 Chesapeake Energy Corp 530
39,132 Chevron Corp 5,964
1,203 Chord Energy Corp 112
502 Civitas Resources, Inc 14
4,074 (a) Clean Energy Fuels Corp 9
3,082 (a) CNX Resources Corp 113
1,609 (a),(b) Comstock Resources, Inc 37
26,642 ConocoPhillips 2,494
61 (b) Core Laboratories, Inc 1
1,192 Core Natural Resources, Inc 105
1,900 Crescent Energy Co 16
875 CVR Energy, Inc 22
1,510 Delek US Holdings, Inc 45

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
11,085 Devon Energy Corp $ 406
463 DHT Holdings, Inc 6
4,269 Diamondback Energy, Inc 642
1,119 (a) DIVERSIFIED ENERGY CO 16
535 (a) DMC Global, Inc 4
1,083 Dorian LPG Ltd 26
2,182 DT Midstream, Inc 261
2,695 (a),(b) Empire Petroleum Corp 8
3,799 (a),(b) Encore Energy Corp 9
4,018 (a),(b) Energy Fuels, Inc 58
11,466 EOG Resources, Inc 1,204
12,760 EQT Corp 684
3,165 Evolution Petroleum Corp 11
428 Excelerate Energy, Inc 12
1,917 (a) Expro Group Holdings NV 26
87,537 Exxon Mobil Corp 10,534
691 FLEX LNG Ltd 17
981 (a) Forum Energy Technologies, Inc 36
954 (a) FutureFuel Corp 3
1,739 Golar LNG Ltd 65
2,448 Granite Ridge Resources, Inc 11
1,490 (a) Green Plains, Inc 15
278 (a) Gulfport Energy Operating Corp 58
18,131 Halliburton Co 512
1,956 (a) Helix Energy Solutions Group, Inc 12
610 (a) Helmerich & Payne, Inc 17
3,473 HF Sinclair Corp 160
1,195 (a) Innovex International, Inc 26
404 International Seaways, Inc 20
41,715 Kinder Morgan, Inc 1,147
958 (b) Kinetik Holdings, Inc 35
1,167 Kodiak Gas Services, Inc 44
4,919 (a),(b) Kosmos Energy Ltd 4
3,840 Liberty Energy, Inc 71
4,177 Magnolia Oil & Gas Corp 91
6,303 Marathon Petroleum Corp 1,025
1,626 Matador Resources Co 69
2,664 Murphy Oil Corp 83
238 (a),(b) Nabors Industries Ltd 13
87 Nacco Industries, Inc (Class A) 4
1,312 (a) National Energy Services Reunited Corp 21
1,599 National Fuel Gas Co 128
696 Navigator Holdings Ltd 12
2,786 (a),(b) NextDecade Corp 15
2,731 (b) Noble Corp plc 77
4,171 (b) Nordic American Tankers Ltd 14
897 Northern Oil and Gas, Inc 19
5,962 NOV, Inc 93
14,735 Occidental Petroleum Corp 606
2,352 (a) Oceaneering International, Inc 57
2,073 (a) Oil States International, Inc 14
13,273 ONEOK, Inc 976
3,910 Ovintiv, Inc 153
1,291 (a) Par Pacific Holdings, Inc 45
7,160 Patterson-UTI Energy, Inc 44
1,615 PBF Energy, Inc 44
1,909 Peabody Energy Corp 57
15,047 Permian Resources Corp 211
8,650 Phillips 66 1,116
17 (a),(b) PrimeEnergy Corp 3
2,609 (a) ProPetro Holding Corp 25
5,158 Range Resources Corp 182

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
1,251 Ranger Energy Services, Inc $ 17
642 (a) Rex American Resources Corp 21
257 Riley Exploration Permian, Inc 7
2,256 RPC, Inc 12
792 SandRidge Energy, Inc 11
30,413 Schlumberger Ltd 1,167
292 Scorpio Tankers, Inc 15
2,348 (a) SEACOR Marine Holdings, Inc 14
1,338 (a) Seadrill Ltd 46
1,587 Select Water Solutions, Inc 17
2,365 (b) SFL Corp Ltd 18
1,420 SM Energy Co 27
886 Solaris Oilfield Infrastructure, Inc 41
656 (a) Summit Midstream Corp 17
1,668 (a) Talos Energy, Inc 18
4,299 Targa Resources Corp 793
7,911 TechnipFMC plc 353
2,111 Teekay Corp Ltd 19
89 Teekay Tankers Ltd 5
3,440 (a) Tetra Technologies, Inc 32
1,236 Texas Pacific Land Corp 355
1,174 (a) Tidewater, Inc 59
16,110 (a) Transocean Ltd 67
7,605 (a) Uranium Energy Corp 89
1,428 Vaalco Energy, Inc 5
1,385 (a) Valaris Ltd 70
6,408 Valero Energy Corp 1,043
3,311 Viper Energy, Inc 128
758 (b) Vitesse Energy, Inc 15
3,587 (b) W&T Offshore, Inc 6
1,619 Weatherford International plc 127
169 Western Midstream Partners LP 7
25,932 Williams Cos, Inc 1,559
1,194 World Fuel Services Corp 28
TOTAL ENERGY 40,120
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
3,091 Acadia Realty Trust 63
2,147 Agree Realty Corp 155
1,433 Alexander & Baldwin, Inc 30
113 Alexander's, Inc 25
3,622 Alexandria Real Estate Equities, Inc 177
276 Alpine Income Property Trust, Inc 5
241 American Assets Trust, Inc 5
2,899 American Healthcare REIT, Inc 136
7,842 American Homes 4 Rent 252
9,828 American Tower Corp 1,725
4,194 (b) Americold Realty Trust, Inc 54
2,424 Apartment Investment and Management Co 14
1,658 Armada Hoffler Properties, Inc 11
3,107 AvalonBay Communities, Inc 563
3,466 Boston Properties, Inc 234
1,555 Braemar Hotels & Resorts, Inc 4
3,704 (a) Brandywine Realty Trust 11
6,652 Brixmor Property Group, Inc 174
97 Broadstone Net Lease, Inc 2
552 BRT Apartments Corp 8
2,484 Camden Property Trust 273
4,081 CareTrust REIT, Inc 148
1,043 CBL & Associates Properties, Inc 39
460 Centerspace 31
1,449 Chatham Lodging Trust 10
1,087 City Office REIT, Inc 8

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
544 (b) Clipper Realty, Inc $ 2
753 Community Healthcare Trust, Inc 12
2,460 Corporate Office Properties Trust 68
3,658 Cousins Properties, Inc 94
9,192 Crown Castle, Inc 817
631 CTO Realty Growth, Inc 12
4,946 CubeSmart 178
2,109 Curbline Properties Corp 49
3,732 DiamondRock Hospitality Co 33
7,187 Digital Realty Trust, Inc 1,112
7,300 Diversified Healthcare Trust 35
4,303 Douglas Emmett, Inc 47
689 Easterly Government Properties, Inc 15
1,084 EastGroup Properties, Inc 193
3,522 Empire State Realty Trust, Inc 23
504 EPR Properties 25
2,060 Equinix, Inc 1,578
3,742 Equity Lifestyle Properties, Inc 227
8,454 Equity Residential 533
4,151 Essential Properties Realty Trust, Inc 123
1,431 Essex Property Trust, Inc 374
4,603 Extra Space Storage, Inc 599
967 (a),(b) Farmland Partners, Inc 9
1,812 Federal Realty Investment Trust 183
3,144 First Industrial Realty Trust, Inc 180
1,727 Four Corners Property Trust, Inc 40
985 FrontView REIT, Inc 15
5,011 Gaming and Leisure Properties, Inc 224
1,064 Getty Realty Corp 29
4,623 Gladstone Commercial Corp 49
815 (b) Gladstone Land Corp 7
295 Global Medical REIT, Inc 10
2,111 Global Net Lease, Inc 18
8,075 Healthcare Realty Trust, Inc 137
16,075 Healthpeak Properties, Inc 258
2,316 Highwoods Properties, Inc 60
14,983 Host Hotels & Resorts Inc 266
514 (a) Hudson Pacific Properties, Inc 6
5,802 Independence Realty Trust, Inc 101
2,564 Industrial Logistics Properties Trust 14
533 Innovative Industrial Properties, Inc 25
1,587 InvenTrust Properties Corp 45
13,369 Invitation Homes, Inc 372
6,094 Iron Mountain, Inc 505
577 (b) JBG SMITH Properties 10
2,453 (b) Kilroy Realty Corp 92
14,600 Kimco Realty Corp 296
4,843 Kite Realty Group Trust 116
1,944 Lamar Advertising Co 246
872 (b) Lineage, Inc 30
838 LTC Properties, Inc 29
946 LXP Industrial Trust 47
6,081 Macerich Co 112
1,163 Mack-Cali Realty Corp 17
9,859 (b) Medical Properties Trust, Inc 49
2,561 Mid-America Apartment Communities, Inc 356
2,789 Millrose Properties, Inc 83
614 National Health Investors, Inc 47
3,425 National Retail Properties, Inc 136
660 National Storage Affiliates Trust 19
336 (a) NET Lease Office Properties 9
1,788 NETSTREIT Corp 32

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
662 NexPoint Residential Trust, Inc $ 20
6,270 Omega Healthcare Investors, Inc 278
574 One Liberty Properties, Inc 12
2,956 Outfront Media, Inc 71
2,943 (b) Park Hotels & Resorts, Inc 31
738 Peakstone Realty Trust 11
1,145 Pebblebrook Hotel Trust 13
2,989 Phillips Edison & Co, Inc 106
3,343 Piedmont Office Realty Trust, Inc 28
628 Plymouth Industrial REIT, Inc 14
1,168 Postal Realty Trust, Inc 19
1,831 PotlatchDeltic Corp 73
19,384 Prologis, Inc 2,475
3,451 Public Storage, Inc 896
1,612 Rayonier, Inc 35
19,317 Realty Income Corp 1,089
3,947 Regency Centers Corp 272
5,133 Rexford Industrial Realty, Inc 199
2,146 RLJ Lodging Trust 16
741 Ryman Hospitality Properties, Inc 70
4,837 Sabra Health Care REIT, Inc 92
830 Safehold, Inc 11
392 (a) Saul Centers, Inc 12
2,138 SBA Communications Corp 414
742 Service Properties Trust 1
1,197 Sila Realty Trust, Inc 28
6,717 Simon Property Group, Inc 1,243
1,512 SITE Centers Corp 10
1,278 SL Green Realty Corp 59
612 (b) Smartstop Self Storage REIT, Inc 19
3,739 STAG Industrial, Inc 137
3,928 Summit Hotel Properties, Inc 19
2,762 Sun Communities, Inc 342
284 Sunstone Hotel Investors, Inc 3
2,417 Tanger Factory Outlet Centers, Inc 81
2,271 Terreno Realty Corp 133
7,218 UDR, Inc 265
994 UMH Properties, Inc 16
294 Universal Health Realty Income Trust 12
2,004 Urban Edge Properties 38
9,540 Ventas, Inc 738
21,208 (d) VICI Properties, Inc 596
3,875 Vornado Realty Trust 129
794 Washington REIT 14
14,300 (d) Welltower, Inc 2,654
16,339 Weyerhaeuser Co 387
1,293 (a) Whitestone REIT 18
4,363 WP Carey, Inc 281
994 Xenia Hotels & Resorts, Inc 14
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 28,079
FINANCIAL SERVICES - 7.8%
4,468 (a) Acacia Research (Acacia Technologies) 17
545 Affiliated Managers Group, Inc 157
5,810 (a) Affirm Holdings, Inc 432
21,927 (b) AGNC Investment Corp 235
315 Alerus Financial Corp 7
6,029 Ally Financial, Inc 273
11,106 American Express Co 4,109
1,860 Ameriprise Financial, Inc 912
14,091 Annaly Capital Management, Inc 315
3,041 Apollo Commercial Real Estate Finance, Inc 29
8,540 Apollo Global Management, Inc 1,236

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
3,729 (b) Arbor Realty Trust, Inc $ 29
1,014 (b) Ares Commercial Real Estate Corp 5
4,114 Ares Management Corp 665
1,757 (a),(b) ARMOUR Residential REIT, Inc 31
1,589 Artisan Partners Asset Management, Inc 65
249 (a) Atlanticus Holdings Corp 17
437 (a),(b) Bakkt Holdings, Inc 4
620 Banco Latinoamericano de Exportaciones S.A. (Class E) 28
14,106 Bank of New York Mellon Corp 1,638
38,074 (a) Berkshire Hathaway, Inc 19,138
5,899 BGC Group, Inc 53
3,153 BlackRock, Inc 3,375
3,518 Blackstone Mortgage Trust, Inc 67
15,287 Blackstone, Inc 2,356
11,517 (a) Block, Inc 750
13,329 Blue Owl Capital, Inc 199
1,184 Bread Financial Holdings, Inc 88
111 Brightsphere Investment Group, Inc 5
3,033 BrightSpire Capital, Inc 17
7,846 (b) Brookfield Asset Management Ltd 411
643 (a),(b) Bullish 24
4,774 Burford Capital Ltd 43
1,278 Cannae Holdings, Inc 20
1,535 (a) Cantaloupe, Inc 16
12,936 Capital One Financial Corp 3,135
5,682 Carlyle Group, Inc 336
576 Cass Information Systems, Inc 24
2,088 Cboe Global Markets, Inc 524
35,380 Charles Schwab Corp 3,535
216 Chicago Atlantic Real Estate Finance, Inc 3
1,947 Chimera Investment Corp 24
2,359 (a) Claros Mortgage Trust, Inc 7
7,374 CME Group, Inc 2,014
602 Cohen & Steers, Inc 38
4,636 (a) Coinbase Global, Inc 1,048
1,463 Compass Diversified Trust 7
5,247 Corebridge Financial, Inc 158
1,399 (a) Corpay, Inc 421
129 (a) Credit Acceptance Corp 57
172 (a) Dave, Inc 38
118 Diamond Hill Investment Group, Inc 20
3,807 DigitalBridge Group, Inc 58
445 (a) Donnelley Financial Solutions, Inc 21
2,280 (a),(b) Dynex Capital, Inc 32
1,030 (b) Ellington Financial, Inc 14
215 Enact Holdings, Inc 9
553 (a) Encore Capital Group, Inc 30
613 (a) Enova International, Inc 96
6,115 Equitable Holdings, Inc 291
1,862 Essent Group Ltd 121
1,004 (a) Euronet Worldwide, Inc 76
809 Evercore Partners, Inc (Class A) 275
1,831 EVERTEC, Inc 53
830 Factset Research Systems, Inc 241
120 Federal Agricultural Mortgage Corp 21
10,914 Fidelity National Information Services, Inc 725
634 (a) Figure Technology Solutions, Inc 26
848 FirstCash Holdings, Inc 135
11,475 (a) Fiserv, Inc 771
2,549 (a) Flywire Corp 36
31 (a) Forge Global Holdings, Inc 1
621 Franklin BSP Realty Trust, Inc 6

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
6,849 Franklin Resources, Inc $ 164
385 (a) Freedom Holding Corp 47
559 GCM Grosvenor, Inc 6
5,035 Global Payments, Inc 390
6,118 Goldman Sachs Group, Inc 5,378
1,775 (a) Green Dot Corp 23
904 Hamilton Lane, Inc 121
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 68
1,184 Houlihan Lokey, Inc 206
9,264 Interactive Brokers Group, Inc (Class A) 596
11,810 Intercontinental Exchange, Inc 1,913
677 (a) International Money Express, Inc 10
7,952 Invesco Ltd 209
645 Invesco Mortgage Capital, Inc 5
1,648 Jack Henry & Associates, Inc 301
1,213 Jackson Financial, Inc 129
2,743 Janus Henderson Group plc 131
3,358 Jefferies Financial Group, Inc 208
1,077 Jefferson Capital, Inc 24
14,198 KKR & Co, Inc 1,810
933 KKR Real Estate Finance Trust, Inc 8
2,645 Ladder Capital Corp 29
2,463 Lazard, Inc 120
2,865 (a) LendingClub Corp 54
334 (a) LendingTree, Inc 18
1,630 LPL Financial Holdings, Inc 582
688 Marex Group plc 26
603 MarketAxess Holdings, Inc 109
8,366 (a) Marqeta, Inc 40
16,613 Mastercard, Inc (Class A) 9,484
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 22
3,981 MGIC Investment Corp 116
520 (a) Miami International Holdings, Inc 23
1,603 Moelis & Co 110
3,213 Moody's Corp 1,641
23,819 Morgan Stanley 4,229
514 Morningstar, Inc 112
1,509 MSCI, Inc (Class A) 866
9,333 Nasdaq Stock Market, Inc 907
609 Navient Corp 8
1,078 (a) NCR Corp ATM 41
249 Nelnet, Inc (Class A) 33
619 (a) NerdWallet, Inc 8
2,274 (b) New York Mortgage Trust, Inc 17
156 (b) Nexpoint Real Estate Finance, Inc 2
1,313 (a) NMI Holdings, Inc 54
4,112 Northern Trust Corp 562
436 (a) Ocwen Financial Corp 20
2,602 OneMain Holdings, Inc 176
3,011 (a) Open Lending Corp 5
651 (b) Orchid Island Capital, Inc 5
1,141 P10, Inc 11
3,836 (a) Pagseguro Digital Ltd 37
1,422 Patria Investments Ltd 23
5,249 (a) Payoneer Global, Inc 30
19,497 PayPal Holdings, Inc 1,138
1,007 (a),(b) Paysafe Ltd 8
750 PennyMac Financial Services, Inc 99
2,070 PennyMac Mortgage Investment Trust 26
745 Perella Weinberg Partners 13
419 Piper Jaffray Cos 142

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
473 PJT Partners, Inc $ 79
684 (a) PRA Group, Inc 12
750 PROG Holdings, Inc 22
2,308 Radian Group, Inc 83
3,555 Raymond James Financial, Inc 571
3,562 (b) Ready Capital Corp 8
2,761 Redwood Trust, Inc 15
383 Regional Management Corp 15
3,564 (a) Remitly Global, Inc 49
2,014 (a) Repay Holdings Corp 7
8,392 Rithm Capital Corp 91
15,609 (a) Robinhood Markets, Inc 1,765
20,026 Rocket Cos, Inc 388
6,250 S&P Global, Inc 3,266
2,204 (a) Security National Financial Corp 20
1,677 SEI Investments Co 138
319 (a),(b) Sezzle, Inc 20
1,450 (a),(b) Shift4 Payments, Inc 91
175 Silvercrest Asset Management Group, Inc 3
4,674 SLM Corp 126
24,786 (a) SoFi Technologies, Inc 649
6,937 Starwood Property Trust, Inc 125
5,784 State Street Corp 746
1,257 StepStone Group, Inc 81
2,184 Stifel Financial Corp 273
6,153 (a) StoneCo Ltd 91
944 (a) StoneX Group, Inc 90
87 (b) SWK Holdings Corp 2
7,243 Synchrony Financial 604
4,565 T Rowe Price Group, Inc 467
9,750 (a) Toast, Inc 346
1,884 TPG RE Finance Trust, Inc 16
2,829 TPG, Inc 181
2,601 Tradeweb Markets, Inc 280
2,103 Two Harbors Investment Corp 22
1,821 (a),(b) Upstart Holdings, Inc 80
2,181 UWM Holdings Corp 10
705 (a) Velocity Financial, Inc 15
711 Victory Capital Holdings, Inc 45
1,980 Virtu Financial, Inc 66
76 (a) Virtus Investment Partners, Inc 12
34,784 Visa, Inc (Class A) 12,199
2,158 Voya Financial, Inc 161
771 Walker & Dunlop, Inc 46
1,032 (a) Waterstone Financial, Inc 17
5,640 (a),(b) Webull Corp 44
5,981 (b) Western Union Co 56
743 (a) WEX, Inc 111
2,601 (b) WisdomTree, Inc 32
160 (a) World Acceptance Corp 22
8,308 XP, Inc 136
TOTAL FINANCIAL SERVICES 107,683
FOOD, BEVERAGE & TOBACCO - 1.9%
129 (a) Alico, Inc 5
34,618 Altria Group, Inc 1,996
10,444 Archer-Daniels-Midland Co 600
1,674 B&G Foods, Inc (Class A) 7
206 (a) Boston Beer Co, Inc (Class A) 40
953 Brown-Forman Corp (Class A) 25
3,244 (b) Brown-Forman Corp (Class B) 84
2,904 Bunge Global S.A. 259
583 (a) Calavo Growers, Inc 13

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
993 Cal-Maine Foods, Inc $ 79
4,714 Campbell Soup Co 131
3,595 (a) Celsius Holdings, Inc 164
79,812 Coca-Cola Co 5,580
1,095 Coca-Cola Consolidated Inc 168
8,720 ConAgra Brands, Inc 151
3,165 Constellation Brands, Inc (Class A) 437
3,422 (a) Darling International, Inc 123
614 Dole plc 9
493 Flowers Foods, Inc 5
1,252 (a),(b) Forafric Global plc 14
709 Fresh Del Monte Produce, Inc 25
1,117 (a) Freshpet, Inc 68
11,122 General Mills, Inc 517
2,641 (a) Hain Celestial Group, Inc 3
3,186 Hershey Co 580
5,709 Hormel Foods Corp 135
1,157 Ingredion, Inc 128
308 J&J Snack Foods Corp 28
2,234 J.M. Smucker Co 218
368 John B Sanfilippo & Son, Inc 26
28,186 Keurig Dr Pepper, Inc 789
16,984 Kraft Heinz Co 412
2,865 Lamb Weston Holdings, Inc 120
383 Lancaster Colony Corp 63
5,532 McCormick & Co, Inc 377
476 MGP Ingredients, Inc 12
684 (a) Mission Produce, Inc 8
3,225 Molson Coors Brewing Co (Class B) 150
26,980 Mondelez International, Inc 1,452
14,446 (a) Monster Beverage Corp 1,108
607 (a) National Beverage Corp 19
28,419 PepsiCo, Inc 4,079
32,405 Philip Morris International, Inc 5,198
599 Pilgrim's Pride Corp 23
744 (a) Post Holdings, Inc 74
5,610 Primo Brands Corp 92
5 Seaboard Corp 22
226 (a) Seneca Foods Corp 25
2,221 (a) Simply Good Foods Co 45
539 Smithfield Foods, Inc 12
2,448 (a) SunOpta, Inc 9
375 (b) Tootsie Roll Industries, Inc 14
501 (a) TreeHouse Foods, Inc 12
310 Turning Point Brands, Inc 34
4,856 Tyson Foods, Inc (Class A) 285
612 (a) Universal Corp 32
1,426 Utz Brands, Inc 15
630 (a) Vita Coco Co, Inc 33
689 (a),(b) Vital Farms, Inc 22
TOTAL FOOD, BEVERAGE & TOBACCO 26,154
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
35,835 Abbott Laboratories 4,490
1,988 (a),(b) Acadia Healthcare Co, Inc 28
2,296 (a) AdaptHealth Corp 23
409 (a) Addus HomeCare Corp 44
7,389 (a) agilon health, Inc 5
1,498 (a) Align Technology, Inc 234
2,083 (a) Alignment Healthcare, Inc 41
2,458 (a) Alphatec Holdings, Inc 52
3,748 AmerisourceBergen Corp 1,266
986 (a) AMN Healthcare Services, Inc 16

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,310 (a) Angiodynamics, Inc $ 17
1,046 (a) Apollo Medical Holdings, Inc 26
1,229 (a) AtriCure, Inc 49
1,650 (a) Avanos Medical, Inc 19
1,345 (a) Aveanna Healthcare Holdings, Inc 11
1,009 (a) Axogen, Inc 33
9,523 Baxter International, Inc 182
6,067 Becton Dickinson & Co 1,177
887 (a) Beta Bionics, Inc 27
1,241 (a) Blade Air Mobility, Inc 6
30,444 (a) Boston Scientific Corp 2,903
2,442 (a) BrightSpring Health Services, Inc 91
6,211 (a) Brookdale Senior Living, Inc 67
4,850 Cardinal Health, Inc 997
627 (a) Castle Biosciences, Inc 24
9,546 (a) Centene Corp 393
521 (a) Ceribell, Inc 11
3,092 (a) Certara, Inc 27
4,212 (a) Cerus Corp 9
312 Chemed Corp 133
5,558 Cigna Group 1,530
29 (a),(b) Claritev Corp 1
8,725 (a) Clover Health Investments Corp 20
545 Concentra Group Holdings Parent, Inc 11
671 Conmed Corp 27
4,527 (a) Cooper Cos, Inc 371
567 (a) Corvel Corp 38
1,273 (a) Cross Country Healthcare, Inc 10
1,250 (a) CryoLife, Inc 57
25,965 CVS Health Corp 2,061
500 (a) DaVita, Inc 57
792 (a) Definitive Healthcare Corp 2
2,281 Dentsply Sirona, Inc 26
8,418 (a) DexCom, Inc 559
2,001 (a) DocGo, Inc 2
2,649 (a) Doximity, Inc 117
11,657 (a) Edwards Lifesciences Corp 994
4,632 Elevance Health, Inc 1,624
286 Embecta Corp 3
2,177 Encompass Health Corp 231
1,534 (a) Enhabit, Inc 14
1,154 (a) Enovis Corp 31
1,277 Ensign Group, Inc 222
3,894 (a) Envista Holdings Corp 85
2,165 (a) Evolent Health, Inc 9
604 (a) Fulgent Genetics, Inc 16
9,616 GE HealthCare Technologies, Inc 789
277 (a) GeneDx Holdings Corp 36
1,276 (a) Glaukos Corp 144
2,572 (a) Globus Medical, Inc 225
2,246 (a) Guardant Health, Inc 229
967 (a) Haemonetics Corp 77
3,402 HCA, Inc 1,588
1,262 (a) Health Catalyst, Inc 3
1,571 (a) HealthEquity, Inc 144
9 HealthStream, Inc   0^
2,395 (a) Henry Schein, Inc 181
3,852 (a),(b) Hims & Hers Health, Inc 125
4,417 (a) Hologic, Inc 329
2,638 Humana, Inc 676
588 (a) ICU Medical, Inc 84
1,672 (a) IDEXX Laboratories, Inc 1,131

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
316 (a) Innovage Holding Corp $ 2
672 (a) Inogen, Inc 4
734 (a) Inspire Medical Systems, Inc 68
1,449 (a) Insulet Corp 412
638 (a) Integer Holdings Corp 50
241 (a) Integra LifeSciences Holdings Corp 3
7,295 (a) Intuitive Surgical, Inc 4,132
402 iRadimed Corp 39
689 (a) iRhythm Technologies, Inc 122
390 (a),(b) Joint Corp 3
1,729 Labcorp Holdings, Inc 434
1,538 (a) Lantheus Holdings, Inc 102
562 LeMaitre Vascular, Inc 46
796 (a),(b) LifeMD, Inc 3
1,759 (a) LifeStance Health Group, Inc 12
874 (a) LivaNova plc 54
951 (a) Masimo Corp 124
2,576 McKesson Corp 2,113
26,461 Medtronic plc 2,542
1,360 (a) Merit Medical Systems, Inc 120
1,041 (a) Molina Healthcare, Inc 181
1,138 (a) Nano-X Imaging Ltd 3
212 National Healthcare Corp 29
357 National Research Corp 7
5,732 (a) Neogen Corp 40
3,250 (a) NeoGenomics, Inc 38
2,637 (a) Novocure Ltd 34
1,291 (a) Omnicell, Inc 58
13,300 (a) Opko Health, Inc 17
578 (a) OptimizeRx Corp 7
3,932 (a) Option Care Health, Inc 125
2,181 (a) OraSure Technologies, Inc 5
945 (a) Orthofix Medical, Inc 14
357 (a) OrthoPediatrics Corp 6
2,217 (a) Owens & Minor, Inc 6
593 (a) PACS Group, Inc 23
1,877 (a) Pediatrix Medical Group, Inc 40
942 (a) Pennant Group, Inc 26
780 (a) Penumbra, Inc 242
1,246 (a) Phreesia, Inc 21
2,886 (a) Privia Health Group, Inc 68
1,135 (a) PROCEPT BioRobotics Corp 36
1,851 (a) Progyny, Inc 48
711 (a) Pulmonx Corp 2
324 (a) Pulse Biosciences, Inc 4
2,436 Quest Diagnostics, Inc 423
1,394 (a) QuidelOrtho Corp 40
1,510 (a) RadNet, Inc 108
2,918 Resmed, Inc 703
558 (a) RxSight, Inc 6
448 (a) Sanara Medtech, Inc 10
1,342 (a) Schrodinger, Inc 24
1,967 Select Medical Holdings Corp 29
815 (a) SI-BONE, Inc 16
414 Simulations Plus, Inc 8
3,032 (a) Solventum Corp 240
1,339 (a) STAAR Surgical Co 31
2,013 STERIS plc 510
7,095 Stryker Corp 2,494
1,791 (a) Surgery Partners, Inc 28
468 (a) Tactile Systems Technology, Inc 14
1,480 (a) Tandem Diabetes Care, Inc 33

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
4,752 (a) Teladoc Health, Inc $ 33
1,106 Teleflex, Inc 135
1,841 (a) Tenet Healthcare Corp 366
719 (a) TransMedics Group, Inc 87
803 (a),(b) Treace Medical Concepts, Inc 2
105 (a) UFP Technologies, Inc 23
18,926 UnitedHealth Group, Inc 6,248
1,085 Universal Health Services, Inc (Class B) 237
468 US Physical Therapy, Inc 37
149 Utah Medical Products, Inc 8
1,492 (a) Varex Imaging Corp 17
2,980 (a) Veeva Systems, Inc 665
1,971 (a) Waystar Holding Corp 65
4,327 Zimmer Biomet Holdings, Inc 389
TOTAL HEALTH CARE EQUIPMENT & SERVICES 50,774
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
2,778 (a) BellRing Brands, Inc 74
400 (a),(b) Central Garden & Pet Co 13
1,114 (a) Central Garden and Pet Co (Class A) 33
5,244 Church & Dwight Co, Inc 440
2,693 (a) Clorox Co 272
16,354 Colgate-Palmolive Co 1,292
9,161 (a) Coty, Inc 28
1,010 Edgewell Personal Care Co 17
1,083 (a) elf Beauty, Inc 82
952 Energizer Holdings, Inc 19
5,074 Estee Lauder Cos (Class A) 531
622 (a) Herbalife Ltd 8
2,283 (a),(b) Honest Co, Inc 6
345 Inter Parfums, Inc 29
41,521 Kenvue, Inc 716
6,579 Kimberly-Clark Corp 664
366 (a),(b) Medifast, Inc 4
537 (a) Nature's Sunshine Products, Inc 12
142 Nu Skin Enterprises, Inc (Class A) 1
214 (a) Oil-Dri Corp of America 10
3,350 (a),(b) Olaplex Holdings, Inc 4
48,382 Procter & Gamble Co 6,934
1,260 Reynolds Consumer Products, Inc 29
637 Spectrum Brands Holdings, Inc 38
426 (a) USANA Health Sciences, Inc 8
292 WD-40 Co 58
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,322
INSURANCE - 1.9%
10,644 Aflac, Inc 1,174
5,419 Allstate Corp 1,128
1,747 (a) AMBAC Financial Group, Inc 14
1,418 American Financial Group, Inc 194
1,028 (a) American Integrity Insurance Group, Inc 21
11,581 American International Group, Inc 991
150 Amerisafe, Inc 6
4,470 Aon plc 1,577
7,128 (a) Arch Capital Group Ltd 684
422 (a),(b) Aspen Insurance Holdings Ltd 16
1,129 Assurant, Inc 272
735 Assured Guaranty Ltd 66
1,520 Axis Capital Holdings Ltd 163
628 (a) Bowhead Specialty Holdings, Inc 18
1,131 (a) Brighthouse Financial, Inc 73
5,977 Brown & Brown, Inc 476
1,510 (a),(b) BRP Group, Inc 36
7,521 Chubb Ltd 2,347

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
3,366 Cincinnati Financial Corp $ 550
2,521 (a),(b) Citizens, Inc (Class A) 12
125 CNA Financial Corp 6
1,376 CNO Financial Group, Inc 58
406 (a) Donegal Group, Inc (Class A) 8
198 Employers Holdings, Inc 9
798 Everest Re Group Ltd 271
814 (e) F&G Annuities & Life, Inc 25
1,154 Fidelis Insurance Holdings Ltd 23
5,313 Fidelity National Financial, Inc 290
1,939 First American Financial Corp 119
5,297 Gallagher (Arthur J.) & Co 1,371
9,101 (a) Genworth Financial, Inc (Class A) 82
1,548 Globe Life, Inc 217
1,239 (a),(b) GoHealth, Inc 3
512 Goosehead Insurance, Inc 38
621 (a) Greenlight Capital Re Ltd (Class A) 9
875 (a) Hamilton Insurance Group Ltd 24
684 Hanover Insurance Group, Inc 125
5,749 Hartford Financial Services Group, Inc 792
185 HCI Group, Inc 35
484 (a) Heritage Insurance Holdings, Inc 14
348 (a) Hippo Holdings, Inc 10
624 Horace Mann Educators Corp 29
62 Investors Title Co 15
865 James River Group Holdings Ltd 6
1,335 Kemper Corp 54
404 (a) Kingsway Financial Services, Inc 5
459 Kinsale Capital Group, Inc 180
1,146 (a) Lemonade, Inc 82
2,535 Lincoln National Corp 113
3,343 Loews Corp 352
272 (a) Markel Corp 585
10,275 Marsh & McLennan Cos, Inc 1,906
2,049 (a) MBIA, Inc 15
754 Mercury General Corp 71
10,571 Metlife, Inc 834
394 (a) NI Holdings, Inc 5
4,224 Old Republic International Corp 193
3,765 (a) Oscar Health, Inc 54
682 (a) Palomar Holdings, Inc 92
720 Primerica, Inc 186
4,852 Principal Financial Group 428
405 (a) ProAssurance Corp 10
12,227 Progressive Corp 2,784
7,293 Prudential Financial, Inc 823
1,295 Reinsurance Group of America, Inc (Class A) 264
799 RenaissanceRe Holdings Ltd 225
365 RLI Corp 23
230 (a) Root, Inc 17
2,077 Ryan Specialty Holdings, Inc 107
192 Safety Insurance Group, Inc 15
1,288 Selective Insurance Group, Inc 108
3,622 (a) Selectquote, Inc 5
2,217 (a) SiriusPoint Ltd 49
648 (a) Skyward Specialty Insurance Group, Inc 33
784 (a) Slide Insurance Holdings, Inc 15
601 Stewart Information Services Corp 42
1,255 Tiptree, Inc 23
4,504 Travelers Cos, Inc 1,306
802 (a) Trupanion, Inc 30
844 United Fire Group, Inc 31

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
551 Universal Insurance Holdings, Inc $ 19
3,824 Unum Group 296
6,080 W.R. Berkley Corp 426
54 White Mountains Insurance Group Ltd 112
1,982 Willis Towers Watson plc 651
TOTAL INSURANCE 25,966
MATERIALS - 2.2%
889 AdvanSix, Inc 15
4,515 Air Products & Chemicals, Inc 1,115
2,404 Albemarle Corp 340
5,646 Alcoa Corp 300
82 (a) Alpha Metallurgical Resources, Inc 16
43,934 Amcor plc 366
1,143 (a),(b) American Vanguard Corp 4
11,005 AngloGold Ashanti PLC 939
1,387 Aptargroup, Inc 169
4,201 Ardagh Metal Packaging S.A. 17
1,022 Ashland, Inc 60
1,604 (a),(b) ASP Isotopes, Inc 9
1,916 (a) Aspen Aerogels, Inc 5
1,700 Avery Dennison Corp 309
2,152 Avient Corp 67
4,706 (a) Axalta Coating Systems Ltd 152
794 Balchem Corp 122
5,250 Ball Corp 278
901 Cabot Corp 60
1,082 Caledonia Mining Corp plc 28
1,600 Celanese Corp (Series A) 68
1,274 (a) Century Aluminum Co 50
3,621 CF Industries Holdings, Inc 280
3,126 Chemours Co 37
623 (a) Clearwater Paper Corp 11
9,729 (a) Cleveland-Cliffs, Inc 129
13,786 (a) Coeur Mining, Inc 246
2,747 Commercial Metals Co 190
1,021 (a) Compass Minerals International, Inc 20
2,037 (a) Constellium SE 38
99 (a),(b) Contango ORE, Inc 3
13,912 Corteva, Inc 933
14,055 CRH plc 1,754
1,287 (a),(b) Critical Metals Corp 9
2,190 Crown Holdings, Inc 226
14,842 Dow, Inc 347
8,869 DuPont de Nemours, Inc 357
734 Eagle Materials, Inc 152
2,505 Eastman Chemical Co 160
5,152 Ecolab, Inc 1,353
890 (a) Ecovyst, Inc 9
4,374 Element Solutions, Inc 109
2,829 FMC Corp 39
29,673 Freeport-McMoRan, Inc (Class B) 1,507
4,701 Graphic Packaging Holding Co 71
563 Greif, Inc (Class A) 38
203 Greif, Inc (Class B) 15
1,239 H.B. Fuller Co 74
461 Hawkins, Inc 65
12,993 Hecla Mining Co 249
3,500 Huntsman Corp 35
915 (a) Ingevity Corp 54
586 Innospec, Inc 45
4,952 International Flavors & Fragrances, Inc 334
11,453 International Paper Co 451

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
362 (a) Intrepid Potash, Inc $ 10
1,480 (a) Ivanhoe Electric, Inc 24
3,081 (a) James Hardie Industries plc 64
381 Kaiser Aluminum Corp 44
1,339 (a) Knife River Corp 94
850 Koppers Holdings, Inc 23
893 Kronos Worldwide, Inc 4
9,707 Linde plc 4,139
1,438 Louisiana-Pacific Corp 116
952 (a) LSB Industries, Inc 8
5,091 LyondellBasell Industries NV 220
1,264 Martin Marietta Materials, Inc 787
467 Materion Corp 58
689 Minerals Technologies, Inc 42
6,770 (a) Mosaic Co 163
2,470 (a) MP Materials Corp 125
871 Myers Industries, Inc 16
126 NewMarket Corp 87
23,037 Newmont Goldcorp Corp 2,300
5,415 (a) Novagold Resources, Inc 50
4,708 Nucor Corp 768
3,476 (a) O-I Glass, Inc 51
2,933 Olin Corp 61
395 Olympic Steel, Inc 17
2,087 Orion S.A. 11
1,600 Packaging Corp of America 330
2,133 (a) Perimeter Solutions, Inc 59
995 (a),(b) Perpetua Resources Corp 24
5,060 PPG Industries, Inc 518
2,935 (a),(b) PureCycle Technologies, Inc 25
182 Quaker Chemical Corp 25
646 (a),(b) Ramaco Resources, Inc 12
821 (a) Ranpak Holdings Corp 4
1,744 (a) Rayonier Advanced Materials, Inc 10
1,067 Reliance Steel & Aluminum Co 308
1,729 Royal Gold, Inc 384
2,679 RPM International, Inc 279
592 Ryerson Holding Corp 15
1,637 Schweitzer-Mauduit International, Inc 20
1,293 Scotts Miracle-Gro Co (Class A) 75
2,764 Sealed Air Corp 115
1,015 Sensient Technologies Corp 95
4,855 Sherwin-Williams Co 1,573
1,920 Silgan Holdings, Inc 78
10,546 Smurfit WestRock plc 408
3,348 (a) Solstice Advanced Materials, Inc 163
1,272 Sonoco Products Co 56
1,569 Southern Copper Corp 225
3,190 (a) SSR Mining, Inc 70
2,620 Steel Dynamics, Inc 444
479 Stepan Co 23
2,524 SunCoke Energy, Inc 18
123 (a) Sylvamo Corp 6
1,535 (a) TimkenSteel Corp 26
1,164 (a) Tredegar Corp 8
361 Trimas Corp 13
2,830 Tronox Holdings plc 12
330 United States Lime & Minerals, Inc 40
2,431 (a),(b) US Antimony Corp 12
1,909 (a),(b) USA Rare Earth, Inc 23
2,651 Vulcan Materials Co 756
1,235 Warrior Met Coal, Inc 109

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
532 Westlake Chemical Corp $ 39
858 Worthington Steel, Inc 30
TOTAL MATERIALS 29,541
MEDIA & ENTERTAINMENT - 9.2%
1,783 (a),(b) Advantage Solutions, Inc 2
97,956 Alphabet, Inc 30,739
120,319 Alphabet, Inc (Class A) 37,660
5,652 (a) Altice USA, Inc 9
6,627 (a) AMC Entertainment Holdings, Inc 10
921 (a) AMC Networks, Inc 9
1,202 (a) Angi, Inc 16
428 (a),(b) Atlanta Braves Holdings, Inc 18
665 (a) Atlanta Braves Holdings, Inc 26
353 (a) Boston Omaha Corp 4
2,348 (a) Bumble, Inc 8
52 Cable One, Inc 6
1,394 (a) Cargurus, Inc 54
2,223 (a) Cars.com, Inc 27
1,677 (a) Charter Communications, Inc 350
2,354 Cinemark Holdings, Inc 55
75,234 Comcast Corp (Class A) 2,249
46 (a),(b) Daily Journal Corp 22
3,008 (a) DoubleVerify Holdings, Inc 34
2,933 (a) EchoStar Corp (Class A) 319
5,086 Electronic Arts, Inc 1,039
2,637 (b) Entravision Communications Corp (Class A) 8
2,165 (a) Eventbrite, Inc 10
452 (a) EverQuote, Inc 12
4,226 Fox Corp (Class A) 309
2,915 Fox Corp (Class B) 189
7,295 (a),(b) fuboTV, Inc 18
4,050 (a),(b) Gannett Co, Inc 21
2,117 Gray Television, Inc 10
828 (a) Grindr, Inc 11
1,501 (a) IAC, Inc 59
405 (a),(b) Ibotta, Inc 9
936 (a) IMAX Corp 35
599 John Wiley & Sons, Inc (Class A) 18
2,066 (a) Liberty Broadband Corp 100
337 (a) Liberty Broadband Corp (Class A) 16
1,004 (a) Liberty Live Holdings, Inc 84
489 (a) Liberty Live Holdings, Inc 40
495 (a) Liberty Media Corp-Liberty Formula One (Class A) 44
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) 437
4,146 (a) Lionsgate Studios Corp 38
3,273 (a) Live Nation, Inc 466
832 (a) Madison Square Garden Entertainment Corp 45
352 (a) Madison Square Garden Sports Corp 91
3,683 (a) Magnite, Inc 60
736 Marcus Corp 11
5,361 Match Group, Inc 173
494 (a) MediaAlpha, Inc 6
45,195 Meta Platforms, Inc 29,833
2,069 (b) National CineMedia, Inc 8
87,832 (a) Netflix, Inc 8,235
3,543 New York Times Co (Class A) 246
7,913 News Corp (Class A) 207
1,917 News Corp (Class B) 57
616 Nexstar Media Group, Inc 125
3,861 (a) Nextdoor Holdings, Inc 8
1,212 (a) NIQ Global Intelligence PLC 20
6,649 Omnicom Group, Inc 537

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
11,599 (a) Pinterest, Inc $ 300
2,020 (a) Playstudios, Inc 1
2,676 Playtika Holding Corp 11
1,094 (a) PubMatic, Inc 10
1,192 (a) QuinStreet, Inc 17
2,436 (a) Reddit, Inc 560
12,989 (a) ROBLOX Corp 1,053
2,816 (a) Roku, Inc 306
1,703 (a),(b) Rumble, Inc 11
1,096 (a) Scholastic Corp 33
719 Shutterstock, Inc 14
132 Sinclair, Inc 2
4,151 Sirius XM Holdings, Inc 83
832 (a),(b) Sphere Entertainment Co 79
3,198 (a) Spotify Technology S.A. 1,857
1,585 (a) Stagwell, Inc 8
403 (a) Starz Entertainment Corp 5
3,737 (a) Take-Two Interactive Software, Inc 957
708 (a) TechTarget, Inc 4
1,774 TEGNA, Inc 34
612 (a) Thryv Holdings, Inc 4
1,503 TKO Group Holdings, Inc 314
2,932 (a) TripAdvisor, Inc 43
2,406 (a) TrueCar, Inc 5
3,797 (a) Trump Media & Technology Group Corp 50
37,430 Walt Disney Co 4,258
48,297 (a) Warner Bros Discovery, Inc 1,392
1,062 (a) Yelp, Inc 32
1,245 (a) Ziff Davis, Inc 44
1,977 (a) ZipRecruiter, Inc 8
7,616 (a) ZoomInfo Technologies, Inc 77
TOTAL MEDIA & ENTERTAINMENT 125,824
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
2,501 (a) 10X Genomics, Inc 41
524 (a) 4D Molecular Therapeutics, Inc 4
36,836 AbbVie, Inc 8,417
2,591 (a) Acadia Pharmaceuticals, Inc 69
3,224 (a) Adaptive Biotechnologies Corp 52
988 (a) ADC Therapeutics S.A. 4
4,828 (a) ADMA Biologics, Inc 88
5,896 Agilent Technologies, Inc 802
1,033 (a) Agios Pharmaceuticals, Inc 28
5,405 (a) Akebia Therapeutics, Inc 9
1,235 (a) Aldeyra Therapeutics, Inc 6
1,504 (a) Alector, Inc 2
3,121 (a) Alkermes plc 87
2,417 (a),(b) Allogene Therapeutics, Inc 3
2,661 (a) Alnylam Pharmaceuticals, Inc 1,058
1,340 (a),(b) Altimmune, Inc 5
11,256 Amgen, Inc 3,684
8,241 (a) Amicus Therapeutics, Inc 117
2,888 (a) Amneal Pharmaceuticals, Inc 36
766 (a) Amphastar Pharmaceuticals, Inc 21
1,192 (a) Amylyx Pharmaceuticals, Inc 14
679 (a) AnaptysBio, Inc 33
1,840 (a),(b) Anavex Life Sciences Corp 7
292 (a) ANI Pharmaceuticals, Inc 23
566 (a) Anika Therapeutics, Inc 5
612 (a) Annexon, Inc 3
2,514 (a) Apellis Pharmaceuticals, Inc 63
327 (a) Apogee Therapeutics, Inc 25
2,291 (a) Arbutus Biopharma Corp 11

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
798 (a) Arcellx, Inc $ 52
625 (a),(b) Arcturus Therapeutics Holdings, Inc 4
1,321 (a) Arcus Biosciences, Inc 31
2,006 (a) Arcutis Biotherapeutics, Inc 58
5,648 (a) Ardelyx, Inc 33
873 (a),(b) ArriVent Biopharma, Inc 18
2,750 (a) Arrowhead Pharmaceuticals, Inc 183
998 (a),(b) ARS Pharmaceuticals, Inc 12
1,292 (a) Arvinas, Inc 15
2,552 (a) Astria Therapeutics, Inc 33
1,878 (a),(b) Atea Pharmaceuticals, Inc 7
1,910 (a),(b) aTyr Pharma, Inc 2
478 (a) Aura Biosciences, Inc 3
3,648 (a) Aurinia Pharmaceuticals, Inc 58
2,201 (a) Avadel Pharmaceuticals plc 47
14,435 (a) Avantor, Inc 165
1,831 (a) Avidity Biosciences, Inc 132
854 (a) Axsome Therapeutics, Inc 156
1,758 (a) Beam Therapeutics, Inc 49
5,428 (a) BioCryst Pharmaceuticals, Inc 42
3,207 (a) Biogen, Inc 564
1,812 (a) Biohaven Ltd 20
681 (a) BioLife Solutions, Inc 16
4,154 (a) BioMarin Pharmaceutical, Inc 247
425 (a) Bio-Rad Laboratories, Inc (Class A) 129
3,426 Bio-Techne Corp 201
3,248 (a) Bridgebio Pharma, Inc 248
42,286 Bristol-Myers Squibb Co 2,281
894 (a) Brooks Automation, Inc 30
2,425 Bruker BioSciences Corp 114
886 (a) Capricor Therapeutics, Inc 26
1,462 (a) CareDx, Inc 28
2,496 (a) Catalyst Pharmaceuticals, Inc 58
662 (a) Celcuity, Inc 66
1,296 (a) Celldex Therapeutics, Inc 35
1,397 (a) CG oncology, Inc 58
1,066 (a) Charles River Laboratories International, Inc 213
1,163 (a),(c) Chinook Therapeutics, Inc   0^
1,128 (a) ChromaDex Corp 7
225 (a) Cidara Therapeutics, Inc 50
1,647 (a) Codexis, Inc 3
2,721 (a) Cogent Biosciences, Inc 97
877 (a) Collegium Pharmaceutical, Inc 41
2,680 (a) Compass Therapeutics, Inc 14
2,053 (a) Corcept Therapeutics, Inc 71
1,679 (a),(b) CorMedix, Inc 20
1,406 (a) Crinetics Pharmaceuticals, Inc 65
1,789 (a) CRISPR Therapeutics AG. 94
1,192 (a) CryoPort, Inc 11
660 (a) Cullinan Oncology, Inc 7
3,007 (a) Cytek Biosciences, Inc 15
2,661 (a) Cytokinetics, Inc 169
13,083 Danaher Corp 2,995
731 (a) Day One Biopharmaceuticals, Inc 7
2,697 (a) Denali Therapeutics, Inc 45
890 (a) Design Therapeutics, Inc 8
472 (a) Disc Medicine, Inc 37
3,515 (a) Dynavax Technologies Corp 54
1,929 (a) Dyne Therapeutics, Inc 38
1,694 (a) Edgewise Therapeutics, Inc 42
2,042 (a) Editas Medicine, Inc 4
10,064 (a) Elanco Animal Health, Inc 228

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
16,621 Eli Lilly & Co $ 17,862
648 (a) Enanta Pharmaceuticals, Inc 10
619 (a),(b) Enliven Therapeutics, Inc 10
66 (a) Entrada Therapeutics, Inc 1
2,249 (a) Erasca, Inc 8
2,102 (a),(b) Esperion Thereapeutics, Inc 8
702 (a) Evolus, Inc 5
4,063 (a) Exact Sciences Corp 413
5,109 (a) Exelixis, Inc 224
690 (a),(b) EyePoint Pharmaceuticals, Inc 13
2,368 (a) Fate Therapeutics, Inc 2
1,545 (a) Fennec Pharmaceuticals, Inc 12
6,445 (a) Fluidigm Corp 8
505 (a),(b) Foghorn Therapeutics, Inc 3
2,432 (a) Fortrea Holdings, Inc 42
12,566 (a) Geron Corp 17
25,796 Gilead Sciences, Inc 3,166
677 (a) GRAIL, Inc 58
2,474 (a) Halozyme Therapeutics, Inc 167
588 (a) Harmony Biosciences Holdings, Inc 22
690 (a),(b) Harrow Health, Inc 34
1,780 (a) Ideaya Biosciences, Inc 62
3,457 (a) Illumina, Inc 453
3,364 (a),(b) ImmunityBio, Inc 7
1,224 (a) Immunome, Inc 26
1,107 (a) Immunovant, Inc 28
3,604 (a) Incyte Corp 356
2,622 (a) Indivior plc 94
203 (a),(b) Inhibrx Biosciences, Inc 16
813 (a),(c) Inhibrx, Inc 1
1,343 (a) Innoviva, Inc 27
4,350 (a) Insmed, Inc 757
2,093 (a),(b) Intellia Therapeutics, Inc 19
3,279 (a) Ionis Pharmaceuticals, Inc 259
7,077 (a),(b) Iovance Biotherapeutics, Inc 19
3,600 (a) IQVIA Holdings, Inc 811
845 Jade Biosciences, Inc 13
851 (a) Janux Therapeutics, Inc 12
1,189 (a) Jazz Pharmaceuticals plc 202
49,782 Johnson & Johnson 10,302
487 (a),(b) KalVista Pharmaceuticals, Inc 8
333 (a) Keros Therapeutics, Inc 7
988 (a) Kodiak Sciences, Inc 28
486 (a) Krystal Biotech, Inc 120
1,654 (a) Kura Oncology, Inc 17
969 (a) Kymera Therapeutics, Inc 75
391 (a),(b) LENZ Therapeutics, Inc 6
484 (a) Ligand Pharmaceuticals, Inc (Class B) 92
1,283 (a) Liquidia Corp 44
341 (a) Madrigal Pharmaceuticals, Inc 199
569 (a) Magenta Therapeutics, Inc 23
7,710 (a) MannKind Corp 44
3,088 (a) Maravai LifeSciences Holdings, Inc 10
2,546 (a) MaxCyte, Inc 4
368 (a) Maze Therapeutics, Inc 15
543 (a) MBX Biosciences, Inc 17
499 (a) Medpace Holdings, Inc 280
548 (a) MeiraGTx Holdings plc 4
52,399 Merck & Co, Inc 5,516
126 Mesa Laboratories, Inc 10
426 (a) Mettler-Toledo International, Inc 594
3,231 (a) MiMedx Group, Inc 22

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,628 (a) Mind Medicine MindMed, Inc $ 22
493 (a) Mineralys Therapeutics, Inc 18
940 (a) Mirum Pharmaceuticals, Inc 74
7,760 (a) Moderna, Inc 229
213 (a),(b) Monte Rosa Therapeutics, Inc 3
2,502 (a) Myriad Genetics, Inc 15
2,637 (a) Natera, Inc 604
1,956 (a) Neurocrine Biosciences, Inc 277
881 (a),(b) Nkarta, Inc 2
3,954 (a),(b) Novavax, Inc 27
1,379 (a) Nurix Therapeutics, Inc 26
786 (a) Nuvalent, Inc 79
4,458 (a) Nuvation Bio, Inc 40
2,032 (a) Ocular Therapeutix, Inc 25
685 (a) Olema Pharmaceuticals, Inc 17
296 (a),(b) Omeros Corp 5
183 (a),(c) OmniAb Operations, Inc   0^
183 (a),(c) OmniAb Operations, Inc   0^
2,376 (a) OmniAb, Inc 4
1,103 (a) Organogenesis Holdings, Inc 6
5,283 Organon & Co 38
1,309 (a) ORIC Pharmaceuticals, Inc 11
672 (a),(b) Oruka Therapeutics, Inc 20
1,343 (a) Pacira BioSciences, Inc 35
102 (a) Palvella Therapeutics, Inc 11
2,625 PerkinElmer, Inc 254
1,727 Perrigo Co plc 24
282 (a) Perspective Therapeutics, Inc 1
118,161 Pfizer, Inc 2,942
575 (a),(b) Phathom Pharmaceuticals, Inc 10
720 Phibro Animal Health Corp 27
411 (a) Praxis Precision Medicines, Inc 121
2,435 (a),(b) Precigen, Inc 10
998 (a) Prestige Consumer Healthcare, Inc. 62
1,074 (a) Prime Medicine, Inc 4
1,206 (a) Protagonist Therapeutics, Inc 105
1,011 (a) Prothena Corp plc 10
1,680 (a) PTC Therapeutics, Inc 128
4,657 (b) QIAGEN NV 209
914 (a) Quanterix Corp 6
2,497 (a) Quantum-Si, Inc 3
501 (a) Rapport Therapeutics, Inc 15
5,158 (a),(b) Recursion Pharmaceuticals, Inc 21
2,108 Regeneron Pharmaceuticals, Inc 1,627
1,062 (a) REGENXBIO, Inc 15
2,088 (a) Relay Therapeutics, Inc 18
1,154 (a) Repligen Corp 189
3,678 (a) REVOLUTION Medicines, Inc 293
952 (a) Rhythm Pharmaceuticals, Inc 102
332 (a) Rigel Pharmaceuticals, Inc 14
1,412 (a) Rocket Pharmaceuticals, Inc 5
9,510 (a) Roivant Sciences Ltd 206
7,366 Royalty Pharma plc 285
2,386 (a),(b) Sana Biotechnology, Inc 10
2,126 (a) Sarepta Therapeutics, Inc 46
2,292 (a) Savara, Inc 14
1,423 (a) Scholar Rock Holding Corp 63
1,913 SIGA Technologies, Inc 12
362 (a) Sionna Therapeutics, Inc 15
869 (a) Soleno Therapeutics, Inc 40
2,303 (a) Sotera Health Co 41
830 (a) Spyre Therapeutics, Inc 27

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
519 (a) Stoke Therapeutics, Inc $ 16
2,552 (a),(b) Summit Therapeutics, Inc 45
1,648 (a) Supernus Pharmaceuticals, Inc 82
1,544 (a) Syndax Pharmaceuticals, Inc 32
1,233 (a),(b) Tango Therapeutics, Inc 11
457 (a) Tarsus Pharmaceuticals, Inc 37
1,021 (a) Taysha Gene Therapies, Inc 6
1,798 (a),(b) Tempus AI, Inc 106
1,158 (a) Terns Pharmaceuticals, Inc 47
3,139 (a) TG Therapeutics, Inc 94
1,625 (a) Theravance Biopharma, Inc 30
7,848 Thermo Fisher Scientific, Inc 4,548
1,469 (a) Travere Therapeutics, Inc 56
1,838 (a) Trevi Therapeutics, Inc 23
1,447 (a) Twist Bioscience Corp 46
649 (a),(b) Tyra Biosciences, Inc 17
1,912 (a) Ultragenyx Pharmaceutical, Inc 44
934 (a) United Therapeutics Corp 455
599 (a),(b) Upstream Bio, Inc 16
525 (a) UroGen Pharma Ltd 12
1,691 (a) Vanda Pharmaceuticals, Inc 15
2,816 (a) Vaxcyte, Inc 130
1,060 (a) Vera Therapeutics, Inc 54
1,983 (a) Veracyte, Inc 83
1,345 (a) Vericel Corp 48
5,378 (a) Vertex Pharmaceuticals, Inc 2,438
21,436 Viatris, Inc 267
2,550 (a),(b) Viking Therapeutics, Inc 90
1,798 (a) Vir Biotechnology, Inc 11
699 (a) Viridian Therapeutics, Inc 22
842 (a) Voyager Therapeutics, Inc 3
1,311 (a) Waters Corp 498
1,512 (a) WaVe Life Sciences Ltd 26
1,564 West Pharmaceutical Services, Inc 430
1,460 (a) Xencor, Inc 22
1,642 (a) Xenon Pharmaceuticals, Inc 74
3,592 (a) Xeris Biopharma Holdings, Inc 28
527 (a),(b) XOMA Corp 14
1,687 (a),(b) Zevra Therapeutics, Inc 15
9,422 Zoetis, Inc 1,185
1,416 (a) Zymeworks, Inc 37
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 86,732
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a),(b) American Realty Investors, Inc 19
3,279 (a) Anywhere Real Estate, Inc 46
6,057 (a) CBRE Group, Inc 974
7,243 (a) Compass, Inc 77
8,873 (a) CoStar Group, Inc 597
3,593 (a) Cushman & Wakefield Ltd 58
1,858 eXp World Holdings, Inc 17
400 (a) Forestar Group, Inc 10
618 (a) FRP Holdings, Inc 14
418 (a) Howard Hughes Holdings, Inc 33
886 (a) Jones Lang LaSalle, Inc 298
2,815 Kennedy-Wilson Holdings, Inc 27
569 Marcus & Millichap, Inc 15
187 (a) Maui Land & Pineapple Co, Inc 3
1,819 Newmark Group, Inc 32
732 (a) Re/Max Holdings, Inc 6
2,849 (a) Real Brokerage, Inc 10
283 RMR Group, Inc 4
46 (a),(b) Seaport Entertainment Group, Inc 1

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
820 St. Joe Co $ 49
134 (a),(b) Stratus Properties, Inc 3
834 (a) Tejon Ranch Co 13
1,079 (a) Zillow Group, Inc (Class A) 74
3,355 (a) Zillow Group, Inc (Class C) 229
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,609
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
1,170 (a) ACM Research, Inc 46
33,356 (a) Advanced Micro Devices, Inc 7,144
686 (a),(b) Aehr Test Systems 14
2,689 (a) Allegro MicroSystems, Inc 71
844 (a) Alpha & Omega Semiconductor Ltd 17
765 (a) Ambarella, Inc 54
2,094 Amkor Technology, Inc 83
10,276 Analog Devices, Inc 2,787
16,467 Applied Materials, Inc 4,232
2,650 (a) Astera Labs, Inc 441
865 (a) Axcelis Technologies, Inc 70
95,651 Broadcom, Inc 33,105
839 (a) Ceva, Inc 18
1,022 (a) Cirrus Logic, Inc 121
1,495 (a) Cohu, Inc 35
3,050 (a) Credo Technology Group Holding Ltd 439
993 (a) Diodes, Inc 49
3,032 (a) Enphase Energy, Inc 97
3,205 Entegris, Inc 270
2,041 (a) First Solar, Inc 533
1,470 (a) Formfactor, Inc 82
1,447 (a) GLOBALFOUNDRIES, Inc 51
660 (a) Ichor Holdings Ltd 12
551 (a) Impinj, Inc 96
2,443 (a),(b) indie Semiconductor, Inc 9
91,385 (a) Intel Corp 3,372
2,698 KLA Corp 3,278
1,055 Kulicke & Soffa Industries, Inc 48
26,091 Lam Research Corp 4,466
2,808 (a) Lattice Semiconductor Corp 207
1,381 (a) MACOM Technology Solutions Holdings, Inc 237
18,061 Marvell Technology, Inc 1,535
2,280 (a) MaxLinear, Inc 40
10,772 Microchip Technology, Inc 686
23,147 Micron Technology, Inc 6,606
1,304 MKS Instruments, Inc 208
976 Monolithic Power Systems, Inc 885
2,707 (a),(b) Navitas Semiconductor Corp 19
127 (b) NVE Corp 8
484,570 Nvidia Corp 90,372
8,465 (a) ON Semiconductor Corp 458
1,184 (a) Onto Innovation, Inc 187
1,181 (a) PDF Solutions, Inc 34
988 (a) Penguin Solutions, Inc 19
1,304 (a) Photronics, Inc 42
1,334 Power Integrations, Inc 48
4,434 Qnity Electronics, Inc 362
1,289 (a) Qorvo, Inc 109
22,182 QUALCOMM, Inc 3,794
2,333 (a) Rambus, Inc 214
6,127 (a),(b) Rigetti Computing, Inc 136
1,701 (a) Semtech Corp 125
698 (a) Silicon Laboratories, Inc 91
434 (a) SiTime Corp 153
3,349 Skyworks Solutions, Inc 212

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
843 (a) Synaptics, Inc $ 62
3,262 Teradyne, Inc 631
18,810 Texas Instruments, Inc 3,263
1,266 (a) Ultra Clean Holdings 32
1,018 Universal Display Corp 119
1,051 (a) Veeco Instruments, Inc 30
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 171,964
SOFTWARE & SERVICES - 11.0%
3,462 (a) 8x8, Inc 7
1,883 A10 Networks, Inc 33
13,085 Accenture plc 3,511
2,392 (a) ACI Worldwide, Inc 114
2,653 Adeia, Inc 46
8,683 (a) Adobe, Inc 3,039
410 (a) Agilysys, Inc 49
2,862 (a) Akamai Technologies, Inc 250
791 (a) Alarm.com Holdings, Inc 40
1,475 (a),(b) Alkami Technology, Inc 34
1,906 Amdocs Ltd 153
1,464 (a) Amplitude, Inc 17
429 (a) Appfolio, Inc 100
1,178 (a) Appian Corp 42
4,527 (a) Applied Digital Corp 111
4,943 (a) AppLovin Corp 3,331
2,178 (a) Asana, Inc 30
1,075 (a) ASGN, Inc 52
3,407 (a) Atlassian Corp Ltd 552
20,031 (a),(b) Aurora Innovation, Inc 77
4,326 (a) Autodesk, Inc 1,281
2,977 (a) AvePoint, Inc 41
1,608 (a) Backblaze, Inc 7
3,363 Bentley Systems, Inc 128
4,737 (a),(b) BigBear.ai Holdings, Inc 26
1,735 (a) BigCommerce Holdings, Inc 7
1,788 (a) BILL Holdings, Inc 97
6,122 (a),(b) Bit Digital, Inc 12
1,941 (a),(b) Bitdeer Technologies Group 22
976 (a) Blackbaud, Inc 62
1,140 (a) BlackLine, Inc 63
5,255 (a) Blend Labs, Inc 16
3,187 (a) Box, Inc 95
1,650 (a) Braze, Inc 57
2,618 (a),(b) C3.ai, Inc 35
5,624 (a) Cadence Design Systems, Inc 1,758
10,087 (a) CCC Intelligent Solutions Holdings, Inc 80
1,164 (a) Cerence, Inc 12
5,263 (a),(b) Cipher Mining, Inc 78
974 (a) Circle Internet Group, Inc 77
4,418 (a),(b) Cleanspark, Inc 45
1,700 Clear Secure, Inc 60
5,335 (a) Clearwater Analytics Holdings, Inc 129
6,369 (a) Cloudflare, Inc 1,256
9,899 Cognizant Technology Solutions Corp (Class A) 822
918 (a) Commvault Systems, Inc 115
6,048 (a) Confluent, Inc 183
415 (a) Consensus Cloud Solutions, Inc 9
5,969 (a) Core Scientific, Inc 87
5,109 (a) Crowdstrike Holdings, Inc 2,395
713 (a) CS Disco, Inc 6
6,489 (a) Datadog, Inc 882
574 (a),(b) Digimarc Corp 4
2,598 (a) Digital Turbine, Inc 13

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
1,349 (a) DigitalOcean Holdings, Inc $ 65
3,873 (a) DocuSign, Inc 265
1,364 Dolby Laboratories, Inc (Class A) 88
816 (a),(b) Domo, Inc 7
3,007 (a) Dropbox, Inc 84
6,236 (a),(b) D-Wave Quantum, Inc 163
3,422 (a) DXC Technology Co 50
6,245 (a) Dynatrace, Inc 271
648 (a) eGain Corp 7
1,802 (a) Elastic NV 136
1,191 (a) EPAM Systems, Inc 244
918 (a),(b) EverCommerce, Inc 11
484 (a) Fair Isaac Corp 818
3,179 (a) Fastly, Inc 32
2,029 (a) Five9, Inc 41
13,002 (a) Fortinet, Inc 1,032
4,300 (a) Freshworks, Inc 53
1,603 (a) Gartner, Inc 404
11,043 Gen Digital, Inc 300
2,872 (a) Gitlab, Inc 108
1,037 (a) Globant S.A. 68
2,748 (a) GoDaddy, Inc 341
1,385 (a) Grid Dynamics Holdings, Inc 12
1,788 (a) Guidewire Software, Inc 359
1,077 Hackett Group, Inc 21
516 (a) HeartFlow, Inc 15
1,116 (a) HubSpot, Inc 448
1,910 (a),(b) Hut 8 Corp 88
351 (a),(b) I3 Verticals, Inc 9
1,244 (a) Intapp, Inc 57
516 (b) InterDigital, Inc 164
19,246 International Business Machines Corp 5,701
5,638 Intuit, Inc 3,735
1,710 (a) Jamf Holding Corp 22
1,808 (a) Kaltura, Inc 3
5,240 (a) Kyndryl Holdings, Inc 139
348 (a),(b) Life360, Inc 22
1,398 (a) LiveRamp Holdings, Inc 41
1,310 (a) Manhattan Associates, Inc 227
6,513 (a),(b) Marathon Digital Holdings, Inc 58
153,479 Microsoft Corp 74,225
5,616 (a) MicroStrategy, Inc (Class A) 853
1,253 (a) Mitek Systems, Inc 13
1,657 (a) MongoDB, Inc 695
1,593 (a) N-able, Inc 12
2,329 (a) nCino OpCo, Inc 60
3,958 (a) NCR Corp 40
1,787 (a),(b) NextNav, Inc 30
5,574 (a) Nutanix, Inc 288
3,458 (a) Okta, Inc 299
678 (a) ON24, Inc 5
1,227 OneSpan, Inc 16
661 (a) Ooma, Inc 8
35,018 Oracle Corp 6,825
916 (a) Pagaya Technologies Ltd 19
2,372 (a) PagerDuty, Inc 31
45,249 (a) Palantir Technologies, Inc 8,043
13,942 (a) Palo Alto Networks, Inc 2,568
675 (a),(b) PAR Technology Corp 24
791 Park City Group, Inc 10
1,672 Pegasystems, Inc 100
1,883 (a) Porch Group, Inc 17

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
2,527 (a) Procore Technologies, Inc $ 184
1,155 (a) Progress Software Corp 50
2,541 (a) PTC, Inc 443
1,347 (a) Q2 Holdings, Inc 97
889 (a) Qualys, Inc 118
1,695 (a) Rapid7, Inc 26
24 Red Violet, Inc 1
2,961 (a),(b) Rezolve AI plc 8
992 (a) Rimini Street, Inc 4
1,287 (a) RingCentral, Inc 37
7,768 (a) Riot Platforms, Inc 98
2,192 Roper Industries, Inc 976
2,784 (a) Rubrik, Inc 213
1,313 (a),(b) SailPoint, Inc 27
19,347 Salesforce, Inc 5,125
5,866 (a) Samsara, Inc 208
1,037 (a) SEMrush Holdings, Inc 12
6,664 (a) SentinelOne, Inc 100
21,535 (a) ServiceNow, Inc 3,299
6,821 (a) Snowflake, Inc 1,496
7,118 (a),(b) SoundHound AI, Inc 71
356 (a) SoundThinking, Inc 3
2,308 (a) Sprinklr, Inc 18
1,316 (a) Sprout Social, Inc 15
900 (a) SPS Commerce, Inc 80
3,830 (a) Synopsys, Inc 1,799
2,968 (a) Tenable Holdings, Inc 70
1,532 (a) Teradata Corp 47
5,200 (a),(b) Terawulf, Inc 60
8,780 (a) Trade Desk, Inc 333
400 (a),(b) TSS, Inc 3
349 (a),(b) Tucows, Inc 8
2,920 (a) Twilio, Inc 415
911 (a) Tyler Technologies, Inc 414
8,946 (a) UiPath, Inc 147
2,160 (a) Unisys Corp 6
6,240 (a) Unity Software, Inc 276
2,560 (a) Varonis Systems, Inc 84
1,754 VeriSign, Inc 426
1,293 (a) Vertex, Inc 26
305 (a) Viant Technology, Inc 4
1,154 (a) Weave Communications, Inc 9
4,508 (a) Workday, Inc 968
1,090 (a) Workiva, Inc 94
1,061 (a),(b) Xperi, Inc 6
2,990 (a) Yext, Inc 24
4,295 (a) Zeta Global Holdings Corp 87
5,625 (a) Zoom Video Communications, Inc 485
2,023 (a) Zscaler, Inc 455
TOTAL SOFTWARE & SERVICES 150,393
TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
521 (a),(b) 908 Devices, Inc 3
1,592 (a) ADTRAN Holdings, Inc 14
817 Advanced Energy Industries, Inc 171
267 (a) Aeva Technologies, Inc 4
25,385 Amphenol Corp (Class A) 3,431
301,771 Apple, Inc 82,039
1,162 (a),(b) Applied Optoelectronics, Inc 40
21,364 (a) Arista Networks, Inc 2,799
2,522 (a) Arlo Technologies, Inc 35
1,128 (a) Arrow Electronics, Inc 124
223 (a) Aviat Networks, Inc 5

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
2,201 Avnet, Inc $ 106
650 Badger Meter, Inc 113
278 (a) Bel Fuse, Inc (Class B) 47
767 Belden CDT, Inc 89
768 Benchmark Electronics, Inc 33
1,278 (a) Calix, Inc 68
2,906 CDW Corp 396
2,884 (a) Ciena Corp 674
81,699 Cisco Systems, Inc 6,293
365 (a) Clearfield, Inc 11
45 Climb Global Solutions, Inc 5
3,674 Cognex Corp 132
3,352 (a) Coherent Corp 619
4,830 (a) CommScope Holding Co, Inc 88
950 (a) CompoSecure, Inc 18
16,397 Corning, Inc 1,436
716 (a) Corsair Gaming, Inc 4
1,070 Crane NXT Co 50
725 CTS Corp 31
1,204 (a) Daktronics, Inc 24
6,644 Dell Technologies, Inc 836
600 (a) Diebold Nixdorf, Inc 41
759 (a) Digi International, Inc 33
1,285 (a) Eastman Kodak Co 11
468 ePlus, Inc 41
2,211 (a) Evolv Technologies Holdings, Inc 16
3,100 (a) Extreme Networks, Inc 52
1,208 (a) F5 Networks, Inc 308
781 (a) Fabrinet 356
7,717 (a) Flextronics International Ltd 466
3,142 (a) Harmonic, Inc 31
27,094 Hewlett Packard Enterprise Co 651
20,504 HP, Inc 457
1,475 (a) Immersion Corp 10
853 (b) Ingram Micro Holding Corp 18
633 (a) Insight Enterprises, Inc 52
6,976 (a),(b) IonQ, Inc 313
804 (a) IPG Photonics Corp 58
806 (a) Itron, Inc 75
2,197 Jabil Inc 501
3,567 (a) Keysight Technologies, Inc 725
1,038 (a) Kimball Electronics, Inc 29
2 (a) Knowles Corp   0^
537 Littelfuse, Inc 136
1,508 (a),(b) Lumentum Holdings, Inc 556
1,398 (a) Methode Electronics, Inc 9
4,688 (a),(b) MicroVision, Inc 4
4,542 (a) Mirion Technologies, Inc 106
3,391 Motorola Solutions, Inc 1,300
856 Napco Security Technologies, Inc 36
3,953 NetApp, Inc 423
962 (a) Netgear, Inc 24
1,512 (a) Netscout Systems, Inc 41
1,072 (a) nLight, Inc 40
866 (a) Novanta, Inc 103
271 (a) OSI Systems, Inc 69
1,099 (a) Ouster, Inc 24
430 PC Connection, Inc 25
597 (a) Plexus Corp 88
2,686 (a) Powerfleet, Inc 14
6,506 (a) Pure Storage, Inc 436
2,499 (a),(b) Quantum Computing, Inc 26

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
2,472 Ralliant Corp $ 126
1,618 (a),(b) Red Cat Holdings, Inc 13
2,205 (a) Ribbon Communications, Inc 6
1,507 Richardson Electronics Ltd 16
512 (a) Rogers Corp 47
2,702 (a) SanDisk Corp 641
1,130 (a) Sanmina Corp 170
471 (a) Scansource, Inc 18
10,596 (a) Super Micro Computer, Inc 310
1,524 TD SYNNEX Corp 229
889 (a) Teledyne Technologies, Inc 454
4,496 (a) Trimble Inc 352
1,987 (a) TTM Technologies, Inc 137
379 (a) Turtle Beach Corp 5
92 Ubiquiti, Inc 51
1,951 (a) Viasat, Inc 67
3,750 (a) Viavi Solutions, Inc 67
3,447 Vishay Intertechnology, Inc 50
398 (a) Vishay Precision Group, Inc 15
2,801 Vontier Corp 104
7,049 Western Digital Corp 1,214
2,578 (b) Xerox Holdings Corp 6
1,166 (a) Zebra Technologies Corp (Class A) 283
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 111,823
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 9
4,583 (a),(b) AST SpaceMobile, Inc 333
142,582 AT&T, Inc 3,542
373 ATN International, Inc 9
669 (a) Bandwidth, Inc 10
883 Cogent Communications Group, Inc 19
4,310 (a) Frontier Communications Parent, Inc 164
3,118 (a),(c) GCI Liberty, Inc   0^
515 (a) GCI Liberty, Inc 19
67 (a) GCI Liberty, Inc 3
1,203 (a) Globalstar, Inc 73
1,217 (a) Gogo, Inc 6
521 IDT Corp 27
2,073 Iridium Communications, Inc 36
3,981 (a) Liberty Global Ltd 44
3,062 (a) Liberty Global Ltd 34
1,581 (a) Liberty Latin America Ltd (Class A) 12
3,207 (a) Liberty Latin America Ltd (Class C) 24
17,237 (a) Lumen Technologies, Inc 134
2,245 (a) Millicom International Cellular S.A. 124
1,561 Shenandoah Telecom Co 18
917 Spok Holdings, Inc 12
2,350 Telephone and Data Systems, Inc 96
10,106 T-Mobile US, Inc 2,052
2,282 (a) Uniti Group, Inc 16
87,269 Verizon Communications, Inc 3,554
TOTAL TELECOMMUNICATION SERVICES 10,370
TRANSPORTATION - 1.3%
2,504 (a) Alaska Air Group, Inc 126
393 (a) Allegiant Travel Co 34
205 (a) Amerco, Inc 10
14,260 (a) American Airlines Group, Inc 219
349 ArcBest Corp 26
327 (a),(b) Avis Budget Group, Inc 42
2,351 CH Robinson Worldwide, Inc 378
206 (a) Costamare Bulkers Holdings Ltd 3
1,032 Costamare, Inc 16

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
904 Covenant Logistics Group, Inc $ 20
38,800 CSX Corp 1,406
13,157 Delta Air Lines, Inc 913
2,799 Expeditors International Washington, Inc 417
4,267 FedEx Corp 1,233
613 (a) Forward Air Corp 15
349 (a) Frontier Group Holdings, Inc 2
1,539 (b) FTAI Infrastructure, Inc 7
791 Genco Shipping & Trading Ltd 15
2,509 (a) GXO Logistics, Inc 132
1,188 Heartland Express, Inc 11
2,589 (a),(b) Hertz Global Holdings, Inc 13
1,880 Himalaya Shipping Ltd 17
1,520 Hub Group, Inc (Class A) 65
1,744 JB Hunt Transport Services, Inc 339
4,132 (a) JetBlue Airways Corp 19
9,978 (a),(b) Joby Aviation, Inc 132
1,233 (a) Kirby Corp 136
3,774 Knight-Swift Transportation Holdings, Inc 197
759 (a) Landstar System, Inc 109
8,428 (a) Lyft, Inc (Class A) 163
29 Marten Transport Ltd   0^
754 Matson, Inc 93
4,639 Norfolk Southern Corp 1,339
4,073 Old Dominion Freight Line 639
1,449 (a) Radiant Logistics, Inc 9
2,690 (a) RXO, Inc 34
651 Ryder System, Inc 125
1,798 Safe Bulkers, Inc 9
580 (a) Saia, Inc 189
1,714 Schneider National, Inc 45
440 (a) Skywest, Inc 44
9,720 Southwest Airlines Co 402
295 (a) Sun Country Airlines Holdings, Inc 4
41,634 (a) Uber Technologies, Inc 3,402
2,032 U-Haul Holding Co 95
12,231 Union Pacific Corp 2,829
6,852 (a) United Airlines Holdings, Inc 766
15,203 United Parcel Service, Inc (Class B) 1,508
200 (b) Universal Truckload Services, Inc 3
2,506 (a) XPO, Inc 341
TOTAL TRANSPORTATION 18,091
UTILITIES - 2.2%
13,242 AES Corp 190
5,412 Alliant Energy Corp 352
5,614 Ameren Corp 561
11,071 American Electric Power Co, Inc 1,277
828 American States Water Co 60
4,258 American Water Works Co, Inc 556
3,529 Atmos Energy Corp 591
1,516 Avista Corp 58
2,030 Black Hills Corp 141
2,605 Brookfield Infrastructure Corp 118
2,781 (b) Brookfield Renewable Corp 107
1,192 California Water Service Group 52
14,237 Centerpoint Energy, Inc 546
495 Chesapeake Utilities Corp 62
757 Clearway Energy, Inc (Class A) 24
1,777 Clearway Energy, Inc (Class C) 59
6,500 CMS Energy Corp 454
7,382 Consolidated Edison, Inc 733
383 (a) Consolidated Water Co, Inc 13

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
6,508 Constellation Energy Corp $ 2,299
15,834 Dominion Energy, Inc 928
4,527 DTE Energy Co 584
15,985 Duke Energy Corp 1,874
8,392 (a) Edison International 504
9,507 Entergy Corp 879
6,673 Essential Utilities, Inc 256
4,824 Evergy, Inc 350
8,034 Eversource Energy 541
20,883 Exelon Corp 910
11,991 FirstEnergy Corp 537
498 Genie Energy Ltd 7
349 (a) Global Water Resources, Inc 3
4,557 (a) Hawaiian Electric Industries, Inc 56
1,138 Idacorp, Inc 144
4,948 MDU Resources Group, Inc 97
410 MGE Energy, Inc 32
116 Middlesex Water Co 6
1,899 (a),(b) Montauk Renewables, Inc 3
2,074 New Jersey Resources Corp 96
43,245 NextEra Energy, Inc 3,472
10,284 NiSource, Inc 429
465 Northwest Natural Holding Co 22
1,255 NorthWestern Corp 81
3,900 NRG Energy, Inc 621
3,468 OGE Energy Corp 148
2,220 (a) Oklo, Inc 159
29 ONE Gas, Inc 2
1,235 Ormat Technologies, Inc 136
920 Otter Tail Corp 74
47,926 PG&E Corp 770
2,278 Pinnacle West Capital Corp 202
1,905 PNM Resources, Inc 112
2,243 Portland General Electric Co 108
15,060 (b) PPL Corp 527
9,608 Public Service Enterprise Group, Inc 771
626 (a) Pure Cycle Corp 7
620 (a) RGC Resources, Inc 13
12,893 Sempra Energy 1,138
466 SJW Corp 23
22,798 Southern Co 1,988
1,183 Southwest Gas Holdings Inc 95
171 Spire, Inc 14
991 (a) Talen Energy Corp 371
4,386 UGI Corp 164
534 Unitil Corp 26
7,250 Vistra Corp 1,170
7,117 WEC Energy Group, Inc 750
12,344 Xcel Energy, Inc 912
490 York Water Co 16
TOTAL UTILITIES 30,381
TOTAL COMMON STOCKS
(Cost $332,046) 1,357,792

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 $0^
478 (c) Chinook Therapeutics, Inc 01/02/30  0^
1,191 (c) Novo Nordisk A.S. 02/25/26 1
390 (c) Tobira Therapeutics, Inc   0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
TOTAL RIGHTS/WARRANTS
(Cost $1) 1
TOTAL LONG-TERM INVESTMENTS
(Cost $332,047) 1,357,793
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
4,349,214 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(g) 4,349
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,349) 4,349
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
$ 2,359,000 Federal Home Loan Bank Discount Notes 0 .000 01/02/26 2,358
TOTAL GOVERNMENT AGENCY DEBT 2,358
REPURCHASE AGREEMENT - 0.3%
4,493,000 (h) Fixed Income Clearing Corporation 3 .820 01/02/26 4,493
TOTAL REPURCHASE AGREEMENT 4,493
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.1%
700,000 Federal Home Loan Bank (FHLB) 0 .000 04/15/26 693
TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES 693
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,545) 7,544
TOTAL INVESTMENTS - 99.8%
(Cost $343,941) 1,369,686
OTHER ASSETS & LIABILITIES, NET - 0.2% 2,612
NET ASSETS - 100.0% $1,372,298
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,988,176.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) When-issued or delayed delivery security.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.820% dated 12/31/25 to be repurchased at $4,493,954 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 11/15/55, valued at $4,582,883.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 35 03/20/26   $ 12,055 $ 12,062 $ 7

Statement of Assets and Liabilities
See Notes to Financial Statements
December 31, 2025
(amounts in thousands, except accumulation unit value)
24.1
Stock Index
ASSETS
Long-term investments, at value*† $ 1,357,793
Short-term investments, at value# 7,544
Investments purchased with collateral from securities
lending, at value (cost approximates value) 4,349
Receivables:
Dividends 751
Investment management fee waiver 801
Investments sold 6,009
Other 149
Total assets 1,377,396
LIABILITIES
Due to affiliates 499
Cash overdraft 10
Payables:
Collateral from securities lending 4,349
Investments purchased - when-issued/delayed-
delivery settlement 11
Service agreement fees 8
Trustee compensation 144
Variation margin on futures contracts 62
Other 15
Total liabilities 5,098
Net assets
Accumulation Fund $ 1,372,298
Accumulation units outstanding 2,560
Accumulation unit value $ 536 .065
* Includes securities loaned of $ 7,988
† Long-term investments, cost $ 332,047
# Short-term investments, cost $ 7,545

Statement of Operations
See Notes to Financial Statements
Year Ended December 31, 2025
(amounts in thousands)
24.1
Stock Index
INVESTMENT INCOME
Dividends $ 16,211
Interest 368
Securities lending income, net 52
Tax withheld (6)
Total investment income 16,625
EXPENSES
Investment advisory 3,944
Administrative services 2,630
Mortality and expense risk charges 5,259
Total expenses 11,833
Expense waiver by investment adviser (2,779)
Net expenses 9,054
Net investment income (loss) 7,571
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 130,246
Futures contracts 1,066
Foreign currency transactions 1
Net realized gain (loss) 131,313
Change in unrealized appreciation (depreciation) on:
Investments 60,669
Futures contracts 104
Net change in unrealized appreciation (depreciation) 60,773
Net realized and unrealized gain (loss) 192,086
Net increase (decrease) in net assets from operations $ 199,657

Statements of Changes in Net Assets
See Notes to Financial Statements
24.1
Stock Index
(amounts in thousands)
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 7,571 $ 7,915
Net realized gain (loss) 131,313 123,195
Net change in unrealized
appreciation (depreciation) 60,773 128,907
Net increase (decrease) in net
assets from operations 199,657 260,017
FROM CONTRACTOWNER TRANSACTIONS
Premiums 5,829 10,189
Withdrawals and death benefits (147,755) (153,835)
Net increase (decrease) from
contractowner transactions (141,926) (143,646)
Net increase (decrease) in net
assets 57,731 116,371
Net assets at the beginning of
period 1,314,567 1,198,196
Net assets at the end of period $ 1,372,298 $ 1,314,567

Financial Highlights
See Notes to Financial Statements

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Net
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
24.1
Stock Index
     12/31/25
$ 6.139 $ 3.343 $ 2.796 $ 72.330 $ 75.126
$ 460.939 $ 536.065
     12/31/24
5.805 3.176 2.629 83.044 85.673
375.266 460.939
    12/31/23
5.633 2.508 3.125 71.968 75.093
300.173 375.266
    12/31/22
5.003 2.405 2.598 (76.219) (73.621)
373.790 300.173
    12/31/21
4.405 2.549 1.856 72.394 74.250
299.540 373.790
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses Net Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Net Assets,
End of Period
(in Millions)
16.30% 0.90% 0.69% 0.58% 2% 3  $ 1,372
22.83 0.90 0.75 0.62 2 3 1,315
25.02 0.90 0.75 0.93 2 3 1,200
(19.70) 0.90 0.75 0.81 2 4 1,057
24.79 0.90 0.75 0.55 3 4 1,411

Notes to Financial Statements

1. General Information
Account Information: TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity
Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is an open-end management investment company under the Investment Company Act of 1940, (“1940 Act”), as amended. VA-1 consists of a single investment portfolio, the Stock Index Account (“Stock Index” or the “Account”).
Current Fiscal Period: The end of the reporting period for the Account is December 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2025 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of TIAA, is registered with the
Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the
Account.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing security and contractowner transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing security and contractowner transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnifications: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account's maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account's organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account.
However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Notes to Financial Statements
(continued)

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Netting Agreements:  In the ordinary course of business, the Account may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Account is held in a segregated account by the Account's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Account's Portfolio of Investments or Statement of Assets and Liabilities.
The Account's investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.
Segment Reporting: The Account represents a single operating segment. The officers of the Account act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of the Account as a whole and is responsible for the Account's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account's portfolio managers as a team. The financial information in the form of the Account's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account's comparative benchmarks and to make resource allocation decisions for the Account's single segment, is consistent with that presented within the Account's financial statements. Segment assets are reflected on the Statement of Assets and
Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued Accounting Standard Update (“ASU”) No.
2025-11, Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December
15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Stock Index
Long-Term Investments
:
Common stocks $1,357,791 $— $1 $1,357,792
Rights/Warrants — — 1 1
Investments purchased with collateral from securities lending 4,349 — — 4,349
Short-Term Investments
:
Government agency debt — 2,358 — 2,358
Repurchase agreement — 4,493 — 4,493
U.s. government and agencies discount notes — 693 — 693
Investments in Derivatives
:
Futures contracts* 7 — — 7
Total $1,362,147 $7,544 $2 $1,369,693
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands).
Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law)
against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Account, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Account and any additional required collateral is delivered to the Account on the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
Account Counterparty
Short-term Investments,
at Value (000)
Collateral Pledged
(From) Counterparty
(000)
Stock Index VA-1 Fixed Income Clearing Corporation $4,493 $(4,583)
Aggregate value of
securities on loan
Account
Equity
Securities (000)
Cash Collateral
Received (000)*
Non-Cash Collateral
Received (000)**
Total Collateral
Received (000)
24.1
Stock Index $ 7,988 $ 4,349 $ 3,963 $ 8,312
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.
Account
Non-U.S.
Government
Purchases (000)
Non-U.S.
Government
Sales (000)
24.1
Stock Index $ 29,030 $ 170,587

The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Account has when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
As of the end of the current fiscal period, the Account has invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Account's Statement of Operations was as follows (dollar amounts are in thousands):
Account
Average Notional Amount of Futures Contracts Outstanding
(000)*
24.1
Stock Index $ 7,682
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value (000) Location Value (000)
Stock Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 7 - $ –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss) (000)
Change in Unrealized
Appreciation
(Depreciation) (000)
24.1
Stock Index
Futures contracts Equity $ 1,066 $ 104

Notes to Financial Statements
(continued)

Market and Counterparty Credit Risk: In the normal course of business the Account may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Account to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Account's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Account helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Account with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Account has an unrealized loss, the Account has instructed the custodian to pledge assets of the Account as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
7. Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.06% of the average daily net assets of the Account. The rate was reduced from 0.15% during the current fiscal period.
Year Ended
12/31/25
Year Ended
12/31/24
24.1
Stock Index Units (000) Value (000) Units (000) Value (000)
Premiums 12 $ 5,829 24 $ 10,189
Withdrawals and death benefits (304) (147,755) (365) (153,835)
Net increase (decrease) from contractowner transactions (292) $ (141,926) (341) $ (143,646)
Account Tax Cost (000)
Gross Unrealized
Appreciation (000)
Gross Unrealized
(Depreciation) (000)
Net Unrealized
Appreciation
(Depreciation) (000)
Stock Index $ 343,949 $ 1,052,609 $ (26,864) $ 1,025,745

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
Other Transactions with Affiliates: The Account is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Committee ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. As of the end of the current fiscal period, the Account engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
9. Borrowing Arrangements
Line of Credit: The Account participates in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 10, 2025 expiring on June 9, 2026, replacing the previous facility, which expired June 2025. The affiliated account, which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating account on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated account. During the current fiscal period, the Account did not utilize this facility.
Account Purchases (000) Sales (000)
Realized Gain (Loss)
(000)
Stock Index $ – $ 5,199 $ 4,943

Additional Account Information
©2026 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

Portfolio holdings
The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.
You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or
June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA), New York,
NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Management Committee Members and Officers
January 1, 2026

(Unaudited)
Members
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served
Principal 0ccupation(s) During Past 5 Years and
Other Relevant Experience and Qualifications
Number of
Portfolios in
Fund Complex
Overseen by
Manager
Other Directorship(s) and Positions Held
by Manager
Forrest Berkley
730 Third Avenue
New York, NY 10017
1954
Manager Indefinite term.
Manager
since 2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
9 Investment Committee Member, Maine
Community Foundation.
Joseph A. Carrier
730 Third Avenue
New York, NY 10017
1960
Manager Indefinite term.
Manager since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022). Senior
Managing Director, Chief Risk Officer and Chief Audit
Executive, Legg Mason, Inc. (2008–2020).
9 Director, Franklin Templeton Irish
Funds; Director, CAIS Sports, Media &
Entertainment Fund; Board and Executive
Committee Member, Cal Ripken, Sr.
Foundation; Director, University of Maryland
Medical Center; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
730 Third Avenue
New York, NY 10017
1962
Manager Indefinite term.
Manager since
2018.
Executive Editor, Journal of Finance: Insights and
Perspectives (since 2025). Distinguished Senior
Fellow, MIT Sloan and Golub Center for Finance
and Policy (2023–2024). James R. and Helen D.
Russell Professor of Finance at the Kellogg School of
Management, Northwestern University (2002–2011
and since 2013), Senior Associate Dean for Strategy
and Academics (2020–2023) and Chair of the
Finance Department (2005–2007). President-Elect
(since 2026) and Vice President (2020–2021),
American Economic Association. Assistant Secretary
for Economic Policy, United States Department of the
Treasury (2011–2013).
9 Director, Avant, LLC; Executive Committee
Member, American Finance Association.
Nancy A. Eckl
730 Third Avenue
New York, NY 10017
1962
Manager Indefinite term.
Manager since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
9 Independent Director/Trustee and Audit
Committee Chair, The Lazard Funds, Inc.,
Lazard Retirement Series, Inc., Lazard
Global Total Return and Income Fund, Inc.,
and Lazard Active ETF Trust.
Howell E. Jackson
730 Third Avenue
New York, NY 10017
1954
Manager Indefinite term.
Manager since
2005.
James S. Reid, Jr. Professor of Law (since 2004),
Senior Adviser to President and Provost (2010–
2012), Acting Dean (2009), Vice Dean for Budget
(2003–2006) and on the faculty (since 1989) of
Harvard Law School. Special Adviser, White House
Council of Economic Advisers (2023–2024).
9
Nicole Thorne Jenkins
730 Third Avenue
New York, NY 10017
1970
Manager Indefinite term.
Manager since
2023.
Professor of Accountancy (2020-present), John
A. Griffin Dean (2020–2025), McIntire School of
Commerce at the University of Virginia. Vice Dean
(2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
9 Trustee and Chair of the Investment, Audit
& Finance Committee, Strada Education
Foundation; Treasurer and Director, The
Montpelier Foundation: Advisory Board
Member, University of Iowa Tippie College
of Business.
James M. Poterba
730 Third Avenue
New York, NY 10017
1958
Chairman of the
Management
Committee and
Manager
Indefinite term.
Manager since
2006. Chairman
for term ending
December 31,
2027. Chairman
since January 1,
2024.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
9 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.

Management Committee Members and Officers
(continued)
January 1, 2026

Officers
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of College Retirement Equities Fund (“CREF”) and TIAA
Separate Account VA-1. Formerly, Chief Compliance Officer of TIAA-CREF Funds and TIAA-CREF Life Funds.
Marc Cardella
730 Third Avenue
New York, NY 10017
1984
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2024.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of CREF and TIAA Separate Account VA-1.  Managing Director and Deputy Head of Fund
Administration, Nuveen. Formerly, Managing Director, Nuveen.
Derek B. Dorn
730 Third Avenue
New York, NY 10017
1976
Senior Managing
Director, General
Counsel and
Corporate
Secretary
One-year term.
Senior Managing
Director, General
Counsel and
Corporate
Secretary since
2020.
Senior Managing Director, General Counsel, Governance and Operations, and Corporate Secretary, TIAA, CREF and
TIAA Separate Account VA-1. Formerly, Senior Managing Director and Corporate Secretary of the TIAA-CREF Funds
and TIAA-CREF Life Funds, Managing Director, Special Assistant to the CEO and Managing Director, Regulatory
Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of
Law at Georgetown University Law Center.
Deirdre Hykal
730 Third Avenue
New York, NY 10017
1976
Executive Vice
President,
General Counsel,
and Assistant
Secretary
One-year
term.  Executive
Vice President,
General Counsel,
and Assistant
Secretary since
2025.
Executive Vice President and General Counsel, Product & Distribution, TIAA.  Formerly, General Counsel, TIAA
Financial Solutions, and Head of Litigation, TIAA. Prior to joining TIAA, Ms. Hykal served as a partner at Willkie Farr
& Gallagher LLP.
Colbert Narcisse
730 Third Avenue
New York, NY 10017
1965
President and
Chief Executive
Officer
One-year term.
President and Chief
Executive Officer
since 2022.
Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets of TIAA.
President and Chief Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President of
TIAA-CREF Funds and TIAA-CREF Life Funds. Executive Vice President and Head of Advisory and Corporate Solutions,
TIAA. Prior to joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management
and Head of Traditional and Alternative Investment Products at Morgan Stanley.

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A10845 (2/26)

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-842-2252.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the Registrant’s Management Committee had determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit and Compliance Committee. Joseph A. Carrier is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

TIAA Separate Account VA-1

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit and Compliance Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit and Compliance Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit and Compliance Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025	$56,625	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

December 31, 2024	$76,860	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit and Compliance Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit and

Compliance Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit and Compliance Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit and Compliance Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025	$0	$0	$11,542,000	$11,542,000
December 31, 2024	$0	$0	$293,312	$293,312

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit and Compliance Committee Pre-Approval Policies and Procedures. Generally, the Audit and Compliance Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which contract owners may recommend nominees to the Registrant’s Management Committee implemented after the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-842-2252 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA Separate Account VA-1

Date: March 6, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President (principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)